UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Municipals Trust

Semiannual Report

January 31, 2021

Arizona    •    Connecticut    •     Minnesota    •    New Jersey    •    Pennsylvania

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2021

Eaton Vance

Municipal Income Funds

Eaton Vance

Arizona Municipal Income Fund

January 31, 2021

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	12/13/1993	07/25/1991	1.64%	3.36%	3.33%	4.60%
Class A with 4.75% Maximum Sales Charge	—	—	–3.15	–1.53	2.32	4.09
Class C at NAV	12/16/2005	07/25/1991	1.23	2.55	2.56	3.81
Class C with 1% Maximum Sales Charge	—	—	0.23	1.55	2.56	3.81
Class I at NAV	08/03/2010	07/25/1991	1.74	3.56	3.56	4.80

Bloomberg Barclays Municipal Bond Index	—	—	2.01%	4.01%	3.79%	4.77%
Bloomberg Barclays Arizona Municipal Bond Index	—	—	1.74	3.68	3.51	4.70

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.68%	1.43%	0.48%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				1.90%	1.14%	2.11%
Taxable-Equivalent Distribution Rate				3.48	2.09	3.86
SEC 30-day Yield				0.38	–0.33	0.60
Taxable-Equivalent SEC 30-day Yield				0.70	–0.61	1.10

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2021

Performance1,2

Portfolio Managers Cynthia J. Clemson and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	04/19/1994	05/01/1992	2.08%	3.57%	3.06%	4.21%
Class A with 4.75% Maximum Sales Charge	—	—	–2.80	–1.39	2.06	3.71
Class C at NAV	02/09/2006	05/01/1992	1.70	2.71	2.29	3.44
Class C with 1% Maximum Sales Charge	—	—	0.70	1.71	2.29	3.44
Class I at NAV	03/03/2008	05/01/1992	2.18	3.69	3.27	4.42

Bloomberg Barclays Municipal Bond Index	—	—	2.01%	4.01%	3.79%	4.77%
Bloomberg Barclays Connecticut Municipal Bond Index	—	—	1.66	4.03	3.45	3.85

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.72%	1.47%	0.52%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				2.21%	1.44%	2.41%
Taxable-Equivalent Distribution Rate				4.23	2.76	4.62
SEC 30-day Yield				0.40	–0.32	0.62
Taxable-Equivalent SEC 30-day Yield				0.77	–0.61	1.18

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2021

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	12/09/1993	07/29/1991	1.19%	2.98%	2.84%	4.19%
Class A with 4.75% Maximum Sales Charge	—	—	–3.61	–1.94	1.85	3.68
Class C at NAV	12/21/2005	07/29/1991	0.88	2.33	2.08	3.42
Class C with 1% Maximum Sales Charge	—	—	–0.12	1.33	2.08	3.42
Class I at NAV	08/03/2010	07/29/1991	1.29	3.19	3.04	4.39

Bloomberg Barclays Municipal Bond Index	—	—	2.01%	4.01%	3.79%	4.77%
Bloomberg Barclays Minnesota Municipal Bond Index	—	—	1.41	3.77	3.28	4.10

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.66%	1.41%	0.46%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				1.69%	0.93%	1.90%
Taxable-Equivalent Distribution Rate				3.42	1.88	3.85
SEC 30-day Yield				0.37	–0.35	0.59
Taxable-Equivalent SEC 30-day Yield				0.75	–0.71	1.19

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2021

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	04/13/1994	01/08/1991	3.28%	4.23%	4.12%	5.23%
Class A with 4.75% Maximum Sales Charge	—	—	–1.61	–0.69	3.11	4.72
Class C at NAV	12/14/2005	01/08/1991	2.85	3.33	3.34	4.44
Class C with 1% Maximum Sales Charge	—	—	1.85	2.33	3.34	4.44
Class I at NAV	03/03/2008	01/08/1991	3.34	4.37	4.33	5.44

Bloomberg Barclays Municipal Bond Index	—	—	2.01%	4.01%	3.79%	4.77%
Bloomberg Barclays New Jersey Municipal Bond Index	—	—	4.55	4.97	5.09	5.38

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.69%	1.44%	0.49%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				2.39%	1.72%	2.50%
Taxable-Equivalent Distribution Rate				4.76	3.42	4.98
SEC 30-day Yield				0.75	0.05	0.99
Taxable-Equivalent SEC 30-day Yield				1.50	0.10	1.96

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2021

Performance1,2

Portfolio Manager Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	06/01/1994	01/08/1991	2.13%	3.83%	3.00%	4.35%
Class A with 4.75% Maximum Sales Charge	—	—	–2.77	–1.16	2.01	3.85
Class C at NAV	01/13/2006	01/08/1991	1.72	2.90	2.23	3.57
Class C with 1% Maximum Sales Charge	—	—	0.72	1.90	2.23	3.57
Class I at NAV	03/03/2008	01/08/1991	2.23	3.91	3.21	4.56

Bloomberg Barclays Municipal Bond Index	—	—	2.01%	4.01%	3.79%	4.77%
Bloomberg Barclays Pennsylvania Municipal Bond Index	—	—	2.54	4.50	4.19	5.04

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.76%	1.51%	0.56%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				2.52%	1.76%	2.72%
Taxable-Equivalent Distribution Rate				4.49	3.14	4.85
SEC 30-day Yield				0.71	0.01	0.94
Taxable-Equivalent SEC 30-day Yield				1.27	0.01	1.68

% Total Leverage[5]

Residual Interest Bond (RIB) Financing						2.48%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Municipal Income Funds

January 31, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Arizona Municipal Bond Index is an unmanaged index of Arizona municipal bonds. Bloomberg Barclays Connecticut Municipal Bond Index is an unmanaged index of Connecticut municipal bonds. Bloomberg Barclays Minnesota Municipal Bond Index is an unmanaged index of Minnesota municipal bonds. Bloomberg Barclays New Jersey Municipal Bond Index is an unmanaged index of New Jersey municipal bonds. Bloomberg Barclays Pennsylvania Municipal Bond Index is an unmanaged index of Pennsylvania municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

7

Eaton Vance

Municipal Income Funds

January 31, 2021

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 – January 31, 2021).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (8/1/20)	Ending Account Value (1/31/21)	Expenses Paid During Period* (8/1/20 – 1/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,016.40	$3.41	0.67%
Class C	$1,000.00	$1,012.30	$7.20	1.42%
Class I	$1,000.00	$1,017.40	$2.39	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.41	0.67%
Class C	$1,000.00	$1,018.00	$7.22	1.42%
Class I	$1,000.00	$1,022.80	$2.40	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2020.

8

Eaton Vance

Municipal Income Funds

January 31, 2021

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (8/1/20)	Ending Account Value (1/31/21)	Expenses Paid During Period* (8/1/20 – 1/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,020.80	$3.51	0.69%
Class C	$1,000.00	$1,017.00	$7.32	1.44%
Class I	$1,000.00	$1,021.80	$2.50	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.52	0.69%
Class C	$1,000.00	$1,017.90	$7.32	1.44%
Class I	$1,000.00	$1,022.70	$2.50	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2020.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (8/1/20)	Ending Account Value (1/31/21)	Expenses Paid During Period* (8/1/20 – 1/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,011.90	$3.30	0.65%
Class C	$1,000.00	$1,008.80	$7.09	1.40%
Class I	$1,000.00	$1,012.90	$2.28	0.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.90	$3.31	0.65%
Class C	$1,000.00	$1,018.10	$7.12	1.40%
Class I	$1,000.00	$1,022.90	$2.29	0.45%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2020.

9

Eaton Vance

Municipal Income Funds

January 31, 2021

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (8/1/20)	Ending Account Value (1/31/21)	Expenses Paid During Period* (8/1/20 – 1/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,032.80	$3.43	0.67%
Class C	$1,000.00	$1,028.50	$7.26	1.42%
Class I	$1,000.00	$1,033.40	$2.41	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.41	0.67%
Class C	$1,000.00	$1,018.00	$7.22	1.42%
Class I	$1,000.00	$1,022.80	$2.40	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2020.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (8/1/20)	Ending Account Value (1/31/21)	Expenses Paid During Period* (8/1/20 – 1/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,021.30	$3.62	0.71%
Class C	$1,000.00	$1,017.20	$7.37	1.45%
Class I	$1,000.00	$1,022.30	$2.60	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.62	0.71%
Class C	$1,000.00	$1,017.90	$7.38	1.45%
Class I	$1,000.00	$1,022.60	$2.60	0.51%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2020.

10

Eaton Vance

Arizona Municipal Income Fund

January 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 91.6%
Security	Principal Amount (000’s omitted)	Value

Education — 16.1%

Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$288,943

Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(1)	55	62,689

Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/40(1)	350	398,041

Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	60	63,323

Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	62,432

Arizona State University, 5.00%, 7/1/36	1,150	1,348,019

Arizona State University, 5.00%, 7/1/37	170	180,271

Arizona State University, Green Bonds, 5.00%, 7/1/40	1,000	1,294,660

Arizona State University, Prerefunded to 7/1/22, 5.00%, 7/1/37	830	885,610

Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,582,965

Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/31	175	228,163

Northern Arizona University, 5.00%, 6/1/38	1,000	1,179,920

Pima County Community College District, 5.00%, 7/1/33	300	381,669

Pima County Community College District, 5.00%, 7/1/35	720	911,390

University of Arizona, 5.00%, 6/1/38	1,500	1,804,005

University of Arizona, 5.00%, 8/1/38	600	783,186

University of Arizona, 5.00%, 6/1/42	500	640,875

		$12,096,161

Electric Utilities — 6.0%

Mesa, Utility Systems Revenue, 4.00%, 7/1/31	$1,160	$1,348,024

Mesa, Utility Systems Revenue, 4.00%, 7/1/34	500	626,785

Pinal County Electrical District No. 3, 5.00%, 7/1/33	1,000	1,221,860

Salt River Project Agricultural Improvement and Power District, 5.00%, 1/1/35	1,000	1,273,060

		$4,469,729

Escrowed / Prerefunded — 0.3%

Kyrene Elementary School District No. 28, Maricopa County, Prerefunded to 7/1/23, 5.50%, 7/1/30	$200	$225,876

		$225,876

General Obligations — 11.9%

Agua Fria Union High School District No. 216, 4.00%, 7/1/36	$1,000	$1,220,580

Chandler Unified School District No. 80, 4.00%, 7/1/33	225	260,388

Flagstaff, 4.00%, 7/1/28	110	136,852

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Kyrene Elementary School District No. 28, 4.00%, 7/1/35	$130	$159,206

Kyrene Elementary School District No. 28, 4.00%, 7/1/36	175	213,602

Paradise Valley Unified School District No. 69, 4.00%, 7/1/38	350	435,158

Paradise Valley Unified School District No. 69, 4.00%, 7/1/39	600	745,338

Paradise Valley Unified School District No. 69, 4.00%, 7/1/40	1,000	1,241,270

Peoria Unified School District No. 11, 4.00%, 7/1/31	350	420,042

Phoenix Union High School District No. 210, 4.00%, 7/1/39	300	363,237

Scottsdale Unified School District No. 48, 5.00%, 7/1/31	750	947,970

Tempe, 5.00%, 7/1/30	1,000	1,309,200

Tempe, 5.375%, 7/1/21	1,060	1,083,225

Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	391,009

		$8,927,077

Hospital — 9.3%

Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$1,914,450

Arizona Industrial Development Authority, (Phoenix Children’s Hospital), 3.00%, 2/1/39	1,000	1,085,300

Maricopa County Industrial Development Authority, (Banner Health), 4.00%, 1/1/44	500	589,475

Maricopa County Industrial Development Authority, (Banner Health), 5.00%, 1/1/38	1,000	1,218,080

Maricopa County Industrial Development Authority, (HonorHealth), 5.00%, 9/1/32	400	501,100

Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	549,390

Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,107,820

		$6,965,615

Housing — 1.9%

Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$564,955

Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/39	500	569,075

Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/44	250	281,190

		$1,415,220

Industrial Development Revenue — 1.5%

Maricopa County Pollution Control Corp., (El Paso Electric Co.), 3.60%, 2/1/40	$250	$279,585

11	See Notes to Financial Statements.g

Eaton Vance

Arizona Municipal Income Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$881,824

		$1,161,409

Insured – Electric Utilities — 2.3%

Mesa, Utility Systems Revenue, (NPFG), 5.00%, 7/1/23	$430	$480,039

Mesa, Utility Systems Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	134,080

Mesa, Utility Systems Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	502,218

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	348,774

Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	220	222,889

		$1,688,000

Insured – General Obligations — 12.4%

Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,387,200

Glendale Union High School District No. 205, (AGM), 3.00%, 7/1/35	1,000	1,137,240

Marana Unified School District No. 6, (AGM), 4.00%, 7/1/37	500	612,885

Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,203,332

Maricopa County Elementary School District No. 66, (BAM), 4.00%, 7/1/33	435	536,255

Maricopa County Elementary School District No. 66, (BAM), 4.00%, 7/1/34	230	282,567

Maricopa County Elementary School District No. 66, (BAM), 4.00%, 7/1/37	375	456,135

Maricopa County Elementary School District No. 66, (BAM), 4.00%, 7/1/39	400	483,892

Sun City Fire District, (AGM), 4.00%, 1/1/37	1,000	1,160,610

		$9,260,116

Insured – Lease Revenue / Certificates of Participation — 3.5%

Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,640,623

		$2,640,623

Insured – Special Tax Revenue — 2.4%

Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$1,491,825

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	450	330,917

		$1,822,742

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.9%

Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,459,350

		$1,459,350

Senior Living / Life Care — 1.4%

Glendale Industrial Development Authority, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$500	$570,400

Glendale Industrial Development Authority, (Terraces of Phoenix), 4.00%, 7/1/28	225	233,888

Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	230	235,147

		$1,039,435

Special Tax Revenue — 8.6%

Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,047,510

Mesa, Excise Tax Revenue, 4.00%, 7/1/33	200	251,580

Mesa, Excise Tax Revenue, 4.00%, 7/1/37	250	307,783

Mesa, Excise Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/32	1,000	1,068,470

Pinal County, Pledged Revenue, 4.00%, 8/1/33	600	714,810

Pinal County, Pledged Revenue, 4.00%, 8/1/36	500	590,820

Queen Creek, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,437,260

Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	625	664,319

Tempe, Transit Excise Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/37	375	400,402

		$6,482,954

Transportation — 4.5%

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,143,890

Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,193,980

		$3,337,870

Water and Sewer — 7.6%

Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,802,025

Gilbert Water Resources Municipal Property Corp., 4.00%, 7/1/36	750	862,642

Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,722,420

Tucson, Water System Revenue, 5.00%, 7/1/32	545	684,242

Tucson, Water System Revenue, 5.00%, 7/1/35	530	660,025

		$5,731,354

Total Tax-Exempt Municipal Securities — 91.6% (identified cost $62,445,171)		$68,723,531

12	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Taxable Municipal Securities — 2.8%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.8%

Scottsdale, 1.93%, 7/1/39(2)	$550	$545,946

		$545,946

Special Tax Revenue — 2.0%

Scottsdale Municipal Property Corp., Excise Tax Revenue, 1.656%, 7/1/32(2)	$1,500	$1,519,320

		$1,519,320

Total Taxable Municipal Securities — 2.8% (identified cost $2,044,093)		$2,065,266

Total Investments — 94.4% (identified cost $64,489,264)		$70,788,797

Other Assets, Less Liabilities — 5.6%		$4,205,039

Net Assets — 100.0%		$74,993,836

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2021, 21.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 12.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $875,428 or 1.2% of the Fund’s net assets.

(2)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

13	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.7%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.5%

Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$1,246,100

		$1,246,100

Education — 21.1%

Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$530,065

Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,192,151

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/33	340	428,723

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/34	335	419,946

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/35	310	386,533

Connecticut Health and Educational Facilities Authority, (Connecticut College), Prerefunded to 7/1/22, 5.00%, 7/1/30	1,255	1,340,930

Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	2,450	2,766,221

Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,761,947

Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/33	275	355,641

Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/37	450	538,236

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/28	135	165,869

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/29	100	121,459

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/30	125	150,236

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/33	430	508,879

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/34	1,085	1,280,474

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/36	430	504,764

Connecticut Health and Educational Facilities Authority, (University of New Haven), 5.00%, 7/1/34	810	969,246

Connecticut Health and Educational Facilities Authority, (University of New Haven), 5.00%, 7/1/35	850	1,012,843

Connecticut Health and Educational Facilities Authority, (Yale University), 1.10% to 2/7/23 (Put Date), 7/1/48	500	508,310

Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	1,000	1,291,820

University of Connecticut, 5.00%, 11/15/29	1,000	1,073,690

		$17,307,983

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 8.3%

Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), Prerefunded to 7/1/21, 5.00%, 7/1/24	$1,000	$1,020,230

Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), Prerefunded to 7/1/21, 5.00%, 7/1/29	1,000	1,020,020

Greater New Haven Water Pollution Control Authority, Prerefunded to 8/15/24, 5.00%, 8/15/32	1,000	1,170,210

Hartford County Metropolitan District, (Clean Water), Prerefunded to 4/1/22, 5.00%, 4/1/36	1,500	1,585,470

Norwalk, Prerefunded to 7/1/21, 4.00%, 7/1/26	1,975	2,007,193

		$6,803,123

General Obligations — 19.6%

Colchester, 4.00%, 10/15/28	$440	$494,107

Connecticut, 3.00%, 1/15/32	500	577,165

Connecticut, 4.00%, 1/15/36	1,000	1,218,920

Connecticut, 5.00%, 10/1/22	250	250,978

Connecticut, 5.00%, 4/15/30	1,150	1,518,977

Connecticut, 5.00%, 4/15/39	100	127,478

Darien, 4.00%, 8/1/37	1,310	1,569,432

East Haddam, 3.00%, 12/1/35	400	453,488

East Haddam, 3.00%, 12/1/37	290	325,690

Enfield, 4.00%, 8/1/29	500	594,825

Fairfield, 5.00%, 1/1/23	1,000	1,093,460

Greenwich, 4.00%, 7/15/29	450	503,595

Greenwich, 4.00%, 7/15/30	250	278,970

Greenwich, 4.00%, 7/15/32	400	444,436

Guilford, 3.00%, 8/1/34	500	580,430

New Canaan, 5.00%, 4/1/27	250	322,040

North Haven, 5.00%, 7/15/23	1,475	1,651,307

North Haven, 5.00%, 7/15/25	1,490	1,806,297

Rocky Hill, 4.00%, 1/15/33	1,000	1,197,830

Stamford, 4.00%, 7/1/25	370	375,820

Trumbull, 4.00%, 9/1/32	610	738,076

		$16,123,321

Hospital — 9.2%

Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/41	$1,500	$1,739,595

Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	1,088,000

Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,437,580

Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/31	500	567,435

14	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/34	$1,520	$1,715,335

		$7,547,945

Housing — 2.4%

Connecticut Housing Finance Authority, 4.00%, 11/15/38	$750	$851,670

Connecticut Housing Finance Authority, (FHLMC), (FNMA), (GNMA), 3.20%, 11/15/33	1,000	1,083,030

		$1,934,700

Insured – Education — 7.8%

Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,607,715

Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,794,847

Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	1,005	1,026,678

		$6,429,240

Insured – Escrowed/Prerefunded — 1.3%

Bridgeport, (AGM), Escrowed to Maturity, 4.00%, 8/15/21	$1,075	$1,097,403

		$1,097,403

Insured – General Obligations — 6.3%

Bridgeport, (AGM), 5.00%, 8/15/32	$1,120	$1,339,442

Hamden, (BAM), 5.00%, 8/1/32	500	655,985

Hamden, (BAM), 5.00%, 8/1/35	500	647,180

Hartford, (AGC), 5.00%, 8/15/28	500	501,865

Hartford, (AGM), 5.00%, 4/1/31	240	251,700

New Haven, (AGM), 5.00%, 8/1/25	1,000	1,149,140

Windham, (BAM), 4.00%, 8/15/37	500	606,300

		$5,151,612

Insured – Hospital — 1.4%

Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$1,177,360

		$1,177,360

Insured – Transportation — 2.4%

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,600	$1,960,448

		$1,960,448

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 4.9%

South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,020,586

		$4,020,586

Senior Living / Life Care — 2.4%

Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$1,191,120

Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 3.25%, 1/1/27(1)	250	254,400

Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 5.00%, 1/1/45(1)	500	543,195

		$1,988,715

Special Tax Revenue — 2.6%

Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,170,560

		$2,170,560

Student Loan — 1.7%

Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$555	$588,777

Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.125%, 11/15/33	210	225,622

Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/28	250	301,360

Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/29	250	304,908

		$1,420,667

Transportation — 1.3%

Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$1,098,360

		$1,098,360

Water and Sewer — 3.5%

South Central Connecticut Regional Water Authority, 4.00%, 8/1/34	$450	$537,354

South Central Connecticut Regional Water Authority, 5.00%, 8/1/32	355	469,427

Stamford, (Water Pollution Control System), 4.00%, 4/1/44	1,000	1,194,190

Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	241,220

Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	150,509

Stamford, (Water Pollution Control System), 5.00%, 4/1/33	100	132,066

15	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Stamford, (Water Pollution Control System), 5.00%, 4/1/34	$100	$131,625

		$2,856,391

Total Tax-Exempt Investments — 97.7% (identified cost $73,688,574)		$80,334,514

Other Assets, Less Liabilities — 2.3%		$1,921,706

Net Assets — 100.0%		$82,256,220

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2021, 24.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 6.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $797,595 or 1.0% of the Fund’s net assets.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

NPFG	–	National Public Finance Guarantee Corp.

16	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 95.2%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.3%

Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$1,000	$1,232,560

Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/30	1,000	1,229,730

		$2,462,290

Education — 15.7%

Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/29	$2,250	$2,812,275

Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/31	1,000	1,238,600

Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/34	500	613,060

Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 4.00%, 3/1/36	400	432,056

Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,677,705

Minnesota Higher Education Facilities Authority, (College of St. Scholastica), 4.00%, 12/1/40	1,850	2,062,750

Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	655,038

Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	585,640

Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,178,114

Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	613,200

Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.00%, 10/1/35	500	558,465

Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,139,831

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/32	910	1,073,026

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/36	500	561,305

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/37	500	559,995

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/30	650	797,154

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/34	250	316,020

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	872,843

Minnesota State Colleges and Universities, 5.00%, 10/1/26	1,535	1,913,132

Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,417,075

Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,497,835

Security	Principal Amount (000’s omitted)	Value

Education (continued)

St. Paul Housing and Redevelopment Authority, (Hmong College Prep Academy), 5.00%, 9/1/40	$1,000	$1,198,600

St. Paul Housing and Redevelopment Authority, (Hmong College Prep Academy), 5.00%, 9/1/43	1,000	1,189,280

University of Minnesota, 5.00%, 4/1/27	500	619,040

University of Minnesota, 5.00%, 8/1/27	625	751,219

University of Minnesota, 5.00%, 4/1/41	2,000	2,383,340

		$29,716,598

Electric Utilities — 7.0%

Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,189,019

Chaska, Electric System Revenue, 5.00%, 10/1/30	550	657,090

Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	379,099

Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	288,882

Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	288,883

Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	231,106

Northern Municipal Power Agency, 5.00%, 1/1/30	460	561,945

Northern Municipal Power Agency, 5.00%, 1/1/31	670	797,776

Northern Municipal Power Agency, 5.00%, 1/1/41	240	284,810

Rochester, Electric Utility Revenue, 5.00%, 12/1/29	700	871,535

Rochester, Electric Utility Revenue, 5.00%, 12/1/30	700	871,080

Rochester, Electric Utility Revenue, 5.00%, 12/1/42	820	996,858

St. Paul Port Authority, District Energy Revenue, 4.00%, 10/1/42	1,250	1,412,125

St. Paul Port Authority, District Energy Revenue, (AMT), 4.00%, 10/1/40	1,000	1,118,760

Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,201,880

Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,077,849

		$13,228,697

Escrowed / Prerefunded — 1.2%

Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/26	$280	$302,560

Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/27	310	334,977

Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/32	560	605,119

Western Minnesota Municipal Power Agency, Prerefunded to 1/1/24, 5.00%, 1/1/34	1,000	1,140,960

		$2,383,616

General Obligations — 41.9%

Andover, 4.00%, 2/1/30	$795	$965,019

Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/27	1,000	1,271,470

17	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/28	$1,040	$1,314,529

Brainerd Independent School District No. 181, 5.00%, 2/1/25	575	684,469

Brooklyn Center, 4.00%, 2/1/30	1,060	1,281,890

Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	2,000	2,074,840

Burnsville, 3.00%, 12/20/32	620	720,725

Burnsville, 4.00%, 12/20/31	640	827,629

Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/28	1,000	874,540

Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	221,627

Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,073,220

Cloquet Independent School District No. 94, 5.00%, 2/1/30	2,000	2,362,340

Dilworth-Glyndon-Felton Independent School District No. 2164, 4.00%, 2/1/27	730	855,056

Duluth, 5.00%, 2/1/34	1,000	1,211,090

Duluth, Series 2016A, 5.00%, 2/1/31	1,000	1,216,040

Duluth, Series 2019C, 5.00%, 2/1/31	500	653,500

Eden Prairie Independent School District No. 272, 5.00%, 2/1/30	1,000	1,283,230

Edina Independent School District No. 273, 5.00%, 2/1/28	1,625	2,063,848

Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,173,560

Hennepin County Regional Railroad Authority, 5.00%, 12/1/32	675	888,347

Hennepin County, 5.00%, 12/1/35	2,000	2,510,900

Hennepin County, 5.00%, 12/15/36	500	656,595

Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,342,175

Lakeville, 3.00%, 2/1/31	595	688,391

Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,183,350

Mankato Area Public Schools Independent School District No. 77, 4.00%, 2/1/38	640	762,535

Maple Grove, 4.00%, 2/1/29	520	646,656

Maple River Independent School District No. 2135, 4.00%, 2/1/38	1,315	1,609,902

Minneapolis Special School District No. 1, 4.00%, 2/1/33	1,500	1,850,745

Minneapolis Special School District No. 1, 5.00%, 2/1/32	1,500	1,920,675

Minneapolis-St. Paul Metropolitan Council, 4.00%, 3/1/30	1,000	1,222,860

Minneapolis-St. Paul Metropolitan Council, 5.00%, 3/1/28	2,500	3,170,925

Minnesota, 5.00%, 8/1/32	2,000	2,396,860

Minnesota, 5.00%, 8/1/34	500	649,030

Minnesota, 5.00%, 10/1/34	1,000	1,268,480

Minnesota, 5.00%, 8/1/37	1,250	1,655,500

Minnesota, 5.00%, 8/1/39	2,000	2,700,660

Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	30,963

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

North St. Paul-Maplewood-Oakdale Independent School District No. 622, 4.00%, 2/1/31	$2,050	$2,460,554

North St. Paul-Maplewood-Oakdale Independent School District No. 622, 5.00%, 2/1/33	1,000	1,263,040

Plymouth, 4.00%, 2/1/30	390	485,269

Rochester Independent School District No. 535, 4.00%, 2/1/23	2,375	2,555,286

Rochester Independent School District No. 535, 4.00%, 2/1/26	1,160	1,373,057

Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	2,000	2,335,000

Rosemount-Apple Valley-Eagan Independent School District No. 196, 5.00%, 2/1/27	1,000	1,225,990

Russell-Tyler-Ruthton Independent School District No. 2902, 5.00%, 2/1/27	1,400	1,778,154

Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/32	1,350	1,038,717

Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/37	1,500	943,350

Scott County, 4.00%, 12/1/34	2,000	2,423,540

Spring Lake Park Independent School District No. 16, 4.00%, 2/1/29	1,075	1,238,389

St. Louis Park Independent School District No. 283, 4.00%, 2/1/31	2,000	2,345,040

St. Louis Park Independent School District No. 283, 5.00%, 2/1/29	845	1,099,125

St. Louis Park, 4.00%, 2/1/28	1,000	1,196,510

St. Paul, 5.00%, 12/1/27	750	947,490

Waseca Independent School District No. 829, 4.00%, 2/1/28	1,575	1,826,165

Watertown-Mayer Independent School District No. 111, 0.00%, 2/1/36	1,000	733,200

Worthington Independent School District No. 518, 4.00%, 2/1/31	730	844,340

		$79,396,387

Hospital — 9.1%

Duluth Economic Development Authority, (Essentia Health Obligated Group), 5.00%, 2/15/37	$1,000	$1,213,490

Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/30	850	1,031,789

Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/31	500	603,225

Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/32	500	599,355

Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/27	750	966,218

Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/29	915	1,146,769

Minneapolis, (Fairview Health Services), 5.00%, 11/15/28	225	268,549

Minneapolis, (Fairview Health Services), (LOC: Wells Fargo Bank, N.A.), 0.01%, 11/15/48(1)	1,650	1,650,000

St. Cloud, (CentraCare Health System), 5.00%, 5/1/46	2,650	3,126,470

18	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	$65	$65,214

St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/31	1,000	1,246,350

St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/34	500	617,175

St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/47	500	599,690

St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/29	500	591,590

St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,180,780

St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	1,995	2,338,479

		$17,245,143

Housing — 2.5%

Minnesota Housing Finance Agency, 2.15%, 7/1/45	$1,000	$1,015,280

Minnesota Housing Finance Agency, 4.00%, 8/1/42	1,815	2,197,275

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	870	924,218

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	565	605,025

		$4,741,798

Insured – Electric Utilities — 5.5%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$1,150	$1,272,372

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	342,524

Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,739,630

		$10,354,526

Insured – Hospital — 1.2%

Minneapolis, (Fairview Health Services), (AGM), 5.00%, 11/15/44	$2,000	$2,306,720

		$2,306,720

Lease Revenue / Certificates of Participation — 2.4%

Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,128,240

Minnesota, 5.00%, 6/1/29	1,335	1,478,446

St. Paul Independent School District No. 625, 5.00%, 2/1/27	1,500	1,897,035

		$4,503,721

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.2%

Center City, (Hazelden Betty Ford Foundation), 4.00%, 11/1/28	$825	$904,844

Center City, (Hazelden Betty Ford Foundation), 4.00%, 11/1/34	500	574,230

Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	400	455,104

Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	338,730

		$2,272,908

Senior Living / Life Care — 2.7%

Apple Valley, (PHS Apple Valley Senior Housing, Inc.), 5.00%, 9/1/43	$1,000	$1,047,860

North Oaks, (Waverly Gardens), 4.00%, 10/1/25	1,600	1,759,024

North Oaks, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,841,280

Wayzata, (Folkestone Senior Living Community), 4.00%, 8/1/44	435	445,570

		$5,093,734

Transportation — 3.5%

Minneapolis-St. Paul Metropolitan Airports Commission, 5.00%, 1/1/27	$1,000	$1,263,050

Minneapolis-St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	1,000	1,118,290

Minneapolis-St. Paul Metropolitan Airports Commission, (AMT), 5.00%, 1/1/25	1,000	1,128,180

Minneapolis-St. Paul Metropolitan Airports Commission, (AMT), 5.00%, 1/1/28	1,250	1,577,087

Minneapolis-St. Paul Metropolitan Airports Commission, (AMT), 5.00%, 1/1/33	1,200	1,518,912

		$6,605,519

Total Tax-Exempt Investments — 95.2% (identified cost $167,852,143)		$180,311,657

Other Assets, Less Liabilities — 4.8%		$9,169,256

Net Assets — 100.0%		$189,480,913

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2021, 7.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 5.7% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2021.

19	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 92.8%
Security	Principal Amount (000’s omitted)	Value

Education — 2.3%

New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,010,864

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,254,440

New Jersey Educational Facilities Authority, (Stevens Institute of Technology), Green Bonds, 5.00%, 7/1/45	1,000	1,230,940

		$4,496,244

Escrowed / Prerefunded — 1.2%

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	$2,250	$2,388,758

		$2,388,758

General Obligations — 21.4%

Bergen County Improvement Authority, 5.00%, 8/1/42	$1,250	$1,660,562

Bergen County, 3.00%, 7/15/29	2,000	2,301,280

Burlington County Bridge Commission, 5.00%, 8/1/27	400	512,928

Burlington County Bridge Commission, 5.00%, 8/1/30	500	645,525

Burlington County Bridge Commission, 5.00%, 8/1/31	410	527,186

Burlington County Bridge Commission, 5.00%, 8/1/32	250	320,007

Burlington County Bridge Commission, 5.00%, 10/1/36	1,000	1,235,900

Chester Township, 2.00%, 10/1/28	1,385	1,495,412

Chester Township, 2.00%, 10/1/29	1,415	1,510,838

Chester Township, 2.00%, 10/1/30	495	523,012

East Brunswick Board of Education, 4.00%, 8/1/34	1,200	1,470,384

East Brunswick, 2.00%, 7/15/30	2,925	3,108,544

Essex County, 2.00%, 9/1/31	2,420	2,602,783

Essex County, 2.00%, 9/1/32	2,935	3,129,943

Gloucester County Improvement Authority, 4.00%, 4/1/35	2,000	2,279,000

Gloucester County Improvement Authority, 4.00%, 5/15/35	300	363,933

Jersey City, 5.00%, 11/1/33	800	992,656

Monmouth County Improvement Authority, 3.00%, 12/1/34	425	493,055

Monmouth County Improvement Authority, 3.00%, 12/1/35	500	577,940

Monmouth County Improvement Authority, 3.00%, 12/1/36	250	287,823

Monmouth County Improvement Authority, 4.00%, 12/1/35	550	686,741

Monmouth County Improvement Authority, 4.00%, 12/1/36	750	932,452

Monmouth County Improvement Authority, 4.00%, 12/1/37	635	787,197

Monmouth County Improvement Authority, 4.00%, 12/1/38	270	333,790

New Jersey, 4.00%, 6/1/30	1,000	1,242,850

Ocean City, 2.00%, 10/15/30	2,205	2,349,251

Passaic County Improvement Authority, 3.00%, 8/15/36	110	124,738

Passaic County Improvement Authority, 3.00%, 8/15/38	150	169,004

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Passaic County Improvement Authority, 4.00%, 8/15/32	$185	$233,409

Passaic County Improvement Authority, 4.00%, 8/15/33	110	138,081

Passaic County Improvement Authority, 4.00%, 8/15/34	100	125,119

Piscataway Township, 2.00%, 10/15/37	1,600	1,602,144

Piscataway Township, 3.00%, 10/15/30	1,750	2,058,927

Princeton, 2.00%, 12/15/31	1,065	1,138,964

Ridgewood, 3.00%, 8/1/32	1,390	1,630,915

Union County, 2.00%, 3/1/31	1,500	1,600,035

		$41,192,328

Hospital — 15.4%

Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$750	$822,240

Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,181,818

New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,595

New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 5.00%, 7/1/28	100	126,742

New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/36	215	264,663

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	590	727,281

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,750	3,311,825

New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	50	57,860

New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,335,076

New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	2,355	2,908,472

New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/33	4,300	5,288,957

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 3.00%, 7/1/32	1,100	1,182,962

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 3.125%, 7/1/33	835	900,439

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	3,000	3,344,280

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/28	1,000	1,201,200

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	597,540

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/39	$5,230	$6,208,899

		$29,635,849

Housing — 1.6%

New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 3.80%, 10/1/32	$2,820	$3,133,076

		$3,133,076

Industrial Development Revenue — 4.6%

New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,000	$3,672,390

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	3,130,380

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	1,850	2,001,644

		$8,804,414

Insured – Electric Utilities — 2.3%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$4,393,900

		$4,393,900

Insured – Escrowed / Prerefunded — 0.2%

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$478,143

		$478,143

Insured – General Obligations — 5.7%

Atlantic City, (AGM), 4.00%, 3/1/42	$250	$278,572

Atlantic City, (AGM), 5.00%, 3/1/37	1,500	1,793,220

Bayonne, (AGM), 5.00%, 8/1/25	615	741,598

Bayonne, (AGM), 5.00%, 8/1/26	865	1,038,346

East Orange, (AGM), 5.00%, 10/15/29	130	174,733

East Orange, (AGM), 5.00%, 10/15/30	175	232,880

East Orange, (AGM), 5.00%, 10/15/31	400	528,644

Irvington Township, (AGM), 0.00%, 7/15/23	3,775	3,711,014

Lakewood Township, (BAM), 4.00%, 11/1/26	250	296,342

Lakewood Township, (BAM), 4.00%, 11/1/27	120	144,250

Paterson, (BAM), 5.00%, 1/15/26	1,305	1,406,568

Trenton, (BAM), 5.00%, 12/1/26	500	600,640

		$10,946,807

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 8.2%

Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$6,000	$5,821,860

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	1,620	1,999,453

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	6,500	6,140,485

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,900	1,757,557

		$15,719,355

Insured – Transportation — 1.5%

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,280,114

South Jersey Transportation Authority, (AGM), 5.00%, 11/1/33	500	654,180

		$2,934,294

Lease Revenue / Certificates of Participation — 0.6%

New Jersey Economic Development Authority, (School Facilities Construction), 4.00%, 6/15/36	$900	$1,064,520

		$1,064,520

Other Revenue — 2.3%

Mercer County Improvement Authority, 4.00%, 4/1/32	$1,500	$1,846,140

Mercer County Improvement Authority, 5.00%, 4/1/34	1,000	1,317,160

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	1,000	1,205,770

		$4,369,070

Senior Living / Life Care — 2.0%

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	$1,250	$1,359,750

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,570,222

		$3,929,972

Student Loan — 3.9%

New Jersey Higher Education Student Assistance Authority, (AMT), 1.175%, (3 mo. USD LIBOR + 0.95%), 6/1/36(1)	$2,325	$2,325,814

New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/29	1,840	1,927,400

New Jersey Higher Education Student Assistance Authority, (AMT), 3.35%, 12/1/29	2,035	2,168,801

New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/34	950	1,036,060

		$7,458,075

22	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 19.6%

Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	$1,000	$1,159,330

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	2,000	2,251,400

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/33	1,000	1,290,440

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	2,270	2,914,408

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/36	1,250	1,602,262

New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,755,930

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	305,267

New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/38	375	435,128

New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/39	375	434,205

New Jersey Transportation Trust Fund Authority, 3.00%, 6/15/50	2,000	2,072,980

New Jersey Transportation Trust Fund Authority, 4.00%, 6/15/40	1,500	1,757,145

New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/38	3,220	3,961,276

New Jersey Turnpike Authority, 4.00%, 1/1/42(2)	480	577,493

New Jersey Turnpike Authority, 4.00%, 1/1/48	1,500	1,736,430

New Jersey Turnpike Authority, 5.00%, 1/1/31	375	447,311

New Jersey Turnpike Authority, 5.00%, 1/1/37	1,420	1,760,473

New Jersey Turnpike Authority, 5.00%, 1/1/45	2,780	3,150,574

Newark Housing Authority, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,669,680

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	2,305	2,737,372

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	2,530	3,111,571

Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/36	1,160	1,417,427

South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,145,340

		$37,693,442

Total Tax-Exempt Municipal Securities — 92.8% (identified cost $163,605,637)		$178,638,247

Taxable Municipal Securities — 3.9%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.3%

Atlantic City, 7.50%, 3/1/40	$445	$641,298

Monroe Township Board of Education, 2.729%, 8/1/33	700	745,220

Monroe Township Board of Education, 2.849%, 8/1/35	1,000	1,067,630

		$2,454,148

Transportation — 2.6%

New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(3)	$4,250	$5,143,053

		$5,143,053

Total Taxable Municipal Securities — 3.9% (identified cost $6,739,564)		$7,597,201

Total Investments — 96.7% (identified cost $170,345,201)		$186,235,448

Other Assets, Less Liabilities — 3.3%		$6,344,115

Net Assets — 100.0%		$192,579,563

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2021, 18.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 9.3% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(2)	When-issued security.

(3)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

23	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

SFMR	–	Single Family Mortgage Revenue

XLCA	–	XL Capital Assurance, Inc.

Currency Abbreviations:

USD	–	United States Dollar

24	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 101.1%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.6%

Delaware Valley Regional Finance Authority, 2.00%, 10/1/29(1)	$400	$429,020

Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	6,610,230

		$7,039,250

Cogeneration — 0.2%

Northampton County Industrial Development Authority, (Northampton Generating), (AMT), 5.00%, 12/31/23(2)	$1,323	$330,859

		$330,859

Education — 12.2%

Adams County General Authority, (Gettysburg College), 4.00%, 8/15/45	$1,250	$1,441,975

Allegheny County Higher Education Building Authority, (Carnegie Mellon University), 5.00%, 8/1/27	1,665	2,144,870

Allegheny County Higher Education Building Authority, (Duquesne University), 4.00%, 3/1/40	2,000	2,337,780

Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	929,953

Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,370,588

Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,064,710

Delaware County Authority, (Haverford College), 5.00%, 10/1/42	1,470	1,744,464

Delaware County Authority, (Villanova University), 5.00%, 8/1/40	1,120	1,282,209

Northampton County General Purpose Authority, (Lehigh University), 4.00%, 11/15/35	500	571,605

Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,416,640

Pennsylvania State University, 5.00%, 9/1/34	1,585	1,941,292

State Public School Building Authority, (Northampton County Area Community College), Prerefunded to 3/1/21, 5.50%, 3/1/31	2,645	2,656,506

Union County Higher Educational Facilities Financing Authority, (Bucknell University), Prerefunded to 4/1/22, 5.00%, 4/1/37	2,000	2,112,760

		$24,015,352

Escrowed / Prerefunded — 1.4%

Hatboro-Horsham School District, Prerefunded to 3/15/23, 5.00%, 9/15/27	$1,100	$1,213,344

Lancaster Industrial Development Authority, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	300	334,935

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Owen J. Roberts School District, Prerefunded to 5/15/23, 5.00%, 5/15/28	$535	$594,455

Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, Prerefunded to 6/1/21, 5.00%, 6/1/28	600	609,696

		$2,752,430

General Obligations — 9.2%

Allegheny County, 4.00%, 11/1/45	$1,000	$1,213,740

Allegheny County, 5.00%, 11/1/43	1,000	1,254,860

Boyertown Area School District, 5.00%, 10/1/38	1,000	1,131,400

Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,176,840

Chester County, 4.00%, 7/15/37	500	605,235

Chester County, 4.00%, 7/15/38	500	603,710

Cumberland Valley School District, 4.00%, 11/15/38	750	888,878

Franklin Regional School District, 4.00%, 5/1/45	500	583,185

Lehigh County, 4.00%, 11/15/32	1,000	1,217,520

Lower Paxton Township, 4.00%, 4/1/43	300	352,089

Lower Paxton Township, 4.00%, 4/1/45	310	362,086

Marple Newtown School District, 4.00%, 6/1/33	500	606,990

Marple Newtown School District, 4.00%, 6/1/34	350	424,452

Penn-Delco School District, 4.00%, 6/1/45	1,500	1,700,400

Pennsylvania, 4.00%, 5/1/34	1,000	1,235,980

Phoenixville Area School District, 4.00%, 11/15/29	525	639,513

Phoenixville Area School District, 4.00%, 11/15/30	500	604,595

Seneca Valley School District, 5.00%, 4/1/31	750	967,237

Swatara Township, 4.00%, 10/1/45	1,250	1,449,087

Upper Dublin School District, 4.00%, 11/15/29(1)	230	290,870

Upper Dublin School District, 4.00%, 9/15/40	225	265,019

West Shore School District, 4.00%, 11/15/33	430	524,703

		$18,098,389

Hospital — 15.7%

Allegheny County Hospital Development Authority, (UPMC Health System), 4.00%, 7/15/39	$2,000	$2,349,880

Allegheny County Hospital Development Authority, (UPMC Health System), 5.00%, 7/15/33	1,000	1,302,750

Berks County Industrial Development Authority, (Tower Health), 4.00%, 11/1/38	210	218,530

Berks County Industrial Development Authority, (Tower Health), 4.00%, 11/1/47	1,000	1,023,820

Berks County Industrial Development Authority, (Tower Health), 5.00%, 11/1/26	250	290,623

Berks County Industrial Development Authority, (Tower Health), 5.00%, 11/1/34	150	169,563

25	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Berks County Municipal Authority, (Tower Health), 5.00% to 2/1/25 (Put Date), 2/1/40	$500	$559,855

Bucks County Industrial Development Authority, (St. Luke’s University Health Network), 4.00%, 8/15/38	1,500	1,718,535

Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	599,324

Chester County Health and Education Facilities Authority, (Main Line Health System), 5.00%, 10/1/31	1,350	1,708,236

Chester County Health and Education Facilities Authority, (Main Line Health System), 5.00%, 10/1/35	2,000	2,500,180

Geisinger Authority, (Geisinger Health System), 4.00%, 4/1/39	1,500	1,803,495

Geisinger Authority, (Geisinger Health System), 4.00%, 4/1/50	1,500	1,754,145

Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,345	1,429,802

Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	796,848

Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,803,032

Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	1,000	1,133,620

Montgomery County Higher Education and Health Authority, (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	1,000	1,169,410

Montgomery County Higher Education and Health Authority, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	1,000	1,272,850

Montgomery County Higher Education and Health Authority, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/37	1,000	1,232,160

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	150	173,040

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/37	2,600	3,221,400

Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	193,661

Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/36	1,000	1,295,960

		$30,720,719

Housing — 1.1%

Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$784,673

Pennsylvania Housing Finance Agency, SFMR, 2.35%, 10/1/40	1,405	1,460,778

		$2,245,451

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 0.8%

Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 2.15%, 11/1/21	$1,500	$1,521,255

		$1,521,255

Insured – Electric Utilities — 1.0%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,647,015

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	381,830

		$2,028,845

Insured – Escrowed/Prerefunded — 5.7%

Cambria County, (BAM), Prerefunded to 8/1/24, 5.00%, 8/1/30	$2,270	$2,647,796

Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,623,714

Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,612,385

McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	2,266,593

		$11,150,488

Insured – General Obligations — 17.1%

Allentown City School District, (BAM), 5.00%, 6/1/31	$500	$603,445

Allentown City School District, (BAM), 5.00%, 6/1/32	1,000	1,204,010

Allentown City School District, (BAM), 5.00%, 6/1/33	1,000	1,199,980

Armstrong School District, (BAM), 4.00%, 3/15/35	500	598,455

Armstrong School District, (BAM), 4.00%, 3/15/38	1,000	1,186,260

Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,784,385

Cambria County, (AGM), 4.00%, 8/1/35	700	797,244

Cambria County, (BAM), 5.00%, 8/1/30	1,050	1,204,623

Coatesville Area School District, (AGM), 5.00%, 8/1/25	300	357,024

Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	2,158,217

Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	2,135,041

Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	2,107,743

Erie School District, (AGM), 4.00%, 4/1/33	1,000	1,180,080

Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,997,640

Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	989,950

Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	943,050

Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,248,698

Lancaster School District, (AGM), 4.00%, 6/1/35	900	1,089,090

Lancaster School District, (AGM), 4.00%, 6/1/36	350	422,216

Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,194,840

McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	65,581

McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	1,038,169

Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,187,130

Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,322,835

26	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Philadelphia School District, (AGM), 5.00%, 9/1/34	$1,000	$1,289,620

Upper Darby School District, (AGM), 4.00%, 4/1/40	500	584,905

Upper Darby School District, (AGM), 4.00%, 4/1/41	655	764,254

		$33,654,485

Insured – Hospital — 1.2%

Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,379,760

		$2,379,760

Insured – Lease Revenue / Certificates of Participation — 6.4%

State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(3)	$6,250	$8,198,625

State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	4,263,285

		$12,461,910

Insured – Transportation — 2.3%

Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	$2,000	$2,675,960

Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,829,850

		$4,505,810

Insured – Water and Sewer — 3.5%

Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,128,520

Greater Johnstown Water Authority, Sewer Revenue, (AGM), 4.00%, 8/15/38	1,740	2,042,812

Pittsburgh Water and Sewer Authority, (AGM), 4.00%, 9/1/34	2,000	2,465,340

Pittsburgh Water and Sewer Authority, (AGM), 4.00%, 9/1/45	1,000	1,195,090

		$6,831,762

Lease Revenue / Certificates of Participation — 1.9%

Bucks County Community College Authority, 5.00%, 6/15/38	$605	$768,205

Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	2,405	3,018,034

		$3,786,239

Other Revenue — 0.6%

Allentown Neighborhood Improvement Zone Development Authority, (City Center Project), Series 2018, 5.00%, 5/1/42(4)	$1,000	$1,160,430

		$1,160,430

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 4.2%

Cumberland County Municipal Authority, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	$500	$618,350

Cumberland County Municipal Authority, (Diakon Lutheran Social Ministries), 5.00%, 1/1/39	2,000	2,382,260

Franklin County Industrial Development Authority, (Menno-Haven, Inc.), 5.00%, 12/1/29	815	918,415

Franklin County Industrial Development Authority, (Menno-Haven, Inc.), 5.00%, 12/1/33	455	501,342

Lancaster County Hospital Authority, (Brethren Village), 5.125%, 7/1/37	1,265	1,373,815

Montgomery County Industrial Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	200	225,838

Montgomery County Industrial Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/45	1,000	1,208,530

Montgomery County Industrial Development Authority, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	1,073,760

		$8,302,310

Special Tax Revenue — 0.6%

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	$18	$17,148

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	34	30,641

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	34	29,042

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	43	33,924

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	49	35,782

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	463	146,516

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	377	86,684

Puerto Rico Sales Tax Financing Corp., 4.329%, 7/1/40	183	202,726

Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	36	39,629

Puerto Rico Sales Tax Financing Corp., 4.536%, 7/1/53	5	5,537

Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	18	20,206

Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	132	148,052

Puerto Rico Sales Tax Financing Corp., 4.784%, 7/1/58	73	82,088

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	334	380,830

		$1,258,805

Transportation — 8.2%

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/32	$1,500	$1,877,925

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/42	1,500	1,831,440

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/38	2,470	3,154,684

Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,085,773

27	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Pennsylvania Turnpike Commission, 4.00%, 12/1/45	$250	$294,603

Pennsylvania Turnpike Commission, 5.00%, 12/1/37	1,500	1,902,975

Pennsylvania Turnpike Commission, 5.00%, 12/1/45	1,000	1,307,870

Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	828,056

Philadelphia, Airport Revenue, (AMT), 5.00%, 7/1/33	1,250	1,525,325

Philadelphia, Airport Revenue, (AMT), 5.00%, 7/1/37	1,000	1,208,900

		$16,017,551

Water and Sewer — 4.2%

Chester Water Authority, 5.00%, 12/1/35	$795	$927,964

Horsham Water and Sewer Authority, 4.00%, 11/15/37	270	329,635

Horsham Water and Sewer Authority, 4.00%, 11/15/38	500	609,115

Horsham Water and Sewer Authority, 4.00%, 11/15/39	500	607,190

Horsham Water and Sewer Authority, 4.00%, 11/15/40	500	605,455

Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	750	828,832

Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,753,225

Philadelphia, Water and Wastewater Revenue, 5.00%, 11/1/45	1,150	1,505,143

		$8,166,559

Total Tax-Exempt Municipal Securities — 101.1% (identified cost $182,385,528)		$198,428,659

Taxable Municipal Securities — 0.1%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.1%

Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(2)	$446	$111,590

Total Taxable Municipal Securities — 0.1% (identified cost $446,367)		$111,590

Total Investments — 101.2% (identified cost $182,831,895)		$198,540,249

Other Assets, Less Liabilities — (1.2)%		$(2,284,448)

Net Assets — 100.0%		$196,255,801

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2021, 36.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 17.1% of total investments.

(1)	When-issued security.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $1,160,430 or 0.6% of the Fund’s net assets.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

SFMR	–	Single Family Mortgage Revenue

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Statements of Assets and Liabilities (Unaudited)

	January 31, 2021
Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

Investments —

Identified cost	$64,489,264	$73,688,574	$167,852,143

Unrealized appreciation	6,299,533	6,645,940	12,459,514

Investments, at value	$70,788,797	$80,334,514	$180,311,657

Cash	$6,008,825	$1,523,685	$6,110,944

Interest receivable	394,655	606,774	2,255,306

Receivable for investments sold	2,821,257	—	2,198,475

Receivable for Fund shares sold	74,881	127,341	223,775

Total assets	$80,088,415	$82,592,314	$191,100,157

Liabilities

Payable for when-issued securities	$4,829,557	$—	$695,000

Payable for Fund shares redeemed	171,605	210,478	683,251

Distributions payable	15,926	27,796	84,478

Payable to affiliates:

Investment adviser fee	17,567	20,450	53,066

Distribution and service fees	10,230	12,621	14,817

Accrued expenses	49,694	64,749	88,632

Total liabilities	$5,094,579	$336,094	$1,619,244

Net Assets	$74,993,836	$82,256,220	$189,480,913

Sources of Net Assets

Paid-in capital	$68,908,866	$76,658,147	$177,833,348

Distributable earnings	6,084,970	5,598,073	11,647,565

Net Assets	$74,993,836	$82,256,220	$189,480,913

Class A Shares

Net Assets	$42,005,949	$54,551,794	$63,207,036

Shares Outstanding	4,219,601	5,226,498	6,404,479

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.95	$10.44	$9.87

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.45	$10.96	$10.36

Class C Shares

Net Assets	$3,856,250	$4,180,004	$4,911,194

Shares Outstanding	348,530	401,984	462,643

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$11.06	$10.40	$10.62

Class I Shares

Net Assets	$29,131,637	$23,524,422	$121,362,683

Shares Outstanding	2,926,578	2,253,410	12,296,898

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.95	$10.44	$9.87

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Statements of Assets and Liabilities (Unaudited) — continued

	January 31, 2021
Assets	New Jersey Fund	Pennsylvania Fund

Investments —

Identified cost	$170,345,201	$182,831,895

Unrealized appreciation	15,890,247	15,708,354

Investments, at value	$186,235,448	$198,540,249

Cash	$5,848,955	$2,011,736

Interest receivable	1,195,639	1,674,992

Receivable for investments sold	—	646,374

Receivable for Fund shares sold	334,749	478,138

Total assets	$193,614,791	$203,351,489

Liabilities

Payable for floating rate notes issued	$—	$5,000,025

Payable for when-issued securities	571,594	1,310,124

Payable for Fund shares redeemed	229,733	501,467

Distributions payable	60,455	93,983

Payable to affiliates:

Investment adviser fee	54,730	59,052

Distribution and service fees	25,966	27,776

Interest expense and fees payable	—	5,431

Accrued expenses	92,750	97,830

Total liabilities	$1,035,228	$7,095,688

Net Assets	$192,579,563	$196,255,801

Sources of Net Assets

Paid-in capital	$176,826,313	$192,934,363

Distributable earnings	15,753,250	3,321,438

Net Assets	$192,579,563	$196,255,801

Class A Shares

Net Assets	$105,355,370	$117,874,810

Shares Outstanding	10,709,558	13,381,922

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.84	$8.81

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.33	$9.25

Class C Shares

Net Assets	$10,450,730	$9,631,998

Shares Outstanding	1,018,429	1,055,983

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.26	$9.12

Class I Shares

Net Assets	$76,773,463	$68,748,993

Shares Outstanding	7,796,152	7,775,537

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.85	$8.84

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Statements of Operations (Unaudited)

	Six Months Ended January 31, 2021
Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund

Interest	$988,377	$1,240,707	$2,276,305

Total investment income	$988,377	$1,240,707	$2,276,305

Expenses

Investment adviser fee	$95,150	$119,329	$316,515

Distribution and service fees

Class A	39,169	53,852	61,928

Class C	20,322	22,378	28,053

Trustees’ fees and expenses	2,102	2,254	4,866

Custodian fee	13,046	13,279	24,181

Transfer and dividend disbursing agent fees	8,256	13,043	26,181

Legal and accounting services	21,420	30,516	21,487

Printing and postage	3,791	4,606	6,438

Registration fees	6,376	3,132	5,104

Miscellaneous	13,023	12,393	21,125

Total expenses	$222,655	$274,782	$515,878

Net investment income	$765,722	$965,925	$1,760,427

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$105,079	$107,264	$25,995

Net realized gain	$105,079	$107,264	$25,995

Change in unrealized appreciation (depreciation) —

Investments	$322,397	$577,915	$518,726

Net change in unrealized appreciation (depreciation)	$322,397	$577,915	$518,726

Net realized and unrealized gain	$427,476	$685,179	$544,721

Net increase in net assets from operations	$1,193,198	$1,651,104	$2,305,148

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Statements of Operations (Unaudited) — continued

	Six Months Ended January 31, 2021
Investment Income	New Jersey Fund	Pennsylvania Fund

Interest	$2,639,097	$3,278,560

Total investment income	$2,639,097	$3,278,560

Expenses

Investment adviser fee	$315,258	$355,173

Distribution and service fees

Class A	102,673	120,316

Class C	50,115	53,648

Trustees’ fees and expenses	4,845	5,020

Custodian fee	23,564	24,351

Transfer and dividend disbursing agent fees	30,166	33,127

Legal and accounting services	28,447	32,837

Printing and postage	7,409	8,234

Registration fees	3,552	2,773

Interest expense and fees	—	19,647

Miscellaneous	17,522	20,824

Total expenses	$583,551	$675,950

Net investment income	$2,055,546	$2,602,610

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,451,980	$84,785

Net realized gain	$1,451,980	$84,785

Change in unrealized appreciation (depreciation) —

Investments	$2,414,853	$1,514,443

Net change in unrealized appreciation (depreciation)	$2,414,853	$1,514,443

Net realized and unrealized gain	$3,866,833	$1,599,228

Net increase in net assets from operations	$5,922,379	$4,201,838

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Statements of Changes in Net Assets

	Six Months Ended January 31, 2021 (Unaudited)
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

From operations —

Net investment income	$765,722	$965,925	$1,760,427

Net realized gain	105,079	107,264	25,995

Net change in unrealized appreciation (depreciation)	322,397	577,915	518,726

Net increase in net assets from operations	$1,193,198	$1,651,104	$2,305,148

Distributions to shareholders —

Class A	$(474,503)	$(637,546)	$(542,046)

Class C	(36,790)	(38,103)	(29,481)

Class I	(339,392)	(289,157)	(1,194,580)

Total distributions to shareholders	$(850,685)	$(964,806)	$(1,766,107)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$7,656,771	$2,855,073	$4,821,525

Class C	246,887	439,793	414,398

Class I	8,431,136	4,148,714	19,827,405

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	438,606	521,688	495,643

Class C	32,993	29,231	28,190

Class I	283,558	238,481	697,167

Cost of shares redeemed

Class A	(5,668,803)	(2,312,164)	(3,626,220)

Class C	(367,475)	(983,721)	(1,203,130)

Class I	(2,357,548)	(2,606,325)	(21,574,228)

Net asset value of shares converted

Class A	559,384	532,520	951,539

Class C	(559,384)	(532,520)	(951,539)

Net increase (decrease) in net assets from Fund share transactions	$8,696,125	$2,330,770	$(119,250)

Net increase in net assets	$9,038,638	$3,017,068	$419,791

Net Assets

At beginning of period	$65,955,198	$79,239,152	$189,061,122

At end of period	$74,993,836	$82,256,220	$189,480,913

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Statements of Changes in Net Assets — continued

	Six Months Ended January 31, 2021 (Unaudited)
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund

From operations —

Net investment income	$2,055,546	$2,602,610

Net realized gain	1,451,980	84,785

Net change in unrealized appreciation (depreciation)	2,414,853	1,514,443

Net increase in net assets from operations	$5,922,379	$4,201,838

Distributions to shareholders —

Class A	$(1,306,521)	$(1,567,059)

Class C	(98,402)	(104,388)

Class I	(940,039)	(933,904)

Total distributions to shareholders	$(2,344,962)	$(2,605,351)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,812,907	$12,527,553

Class C	1,564,311	1,537,575

Class I	12,745,303	7,379,552

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,053,164	1,385,123

Class C	88,751	100,255

Class I	819,937	539,292

Cost of shares redeemed

Class A	(5,233,510)	(14,780,256)

Class C	(851,760)	(1,450,089)

Class I	(4,664,487)	(4,419,557)

Net asset value of shares converted

Class A	1,342,388	2,447,969

Class C	(1,342,388)	(2,447,969)

Net increase in net assets from Fund share transactions	$11,334,616	$2,819,448

Net increase in net assets	$14,912,033	$4,415,935

Net Assets

At beginning of period	$177,667,530	$191,839,866

At end of period	$192,579,563	$196,255,801

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2020
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

From operations —

Net investment income	$1,529,200	$2,056,242	$3,578,292

Net realized loss	(250,179)	(160,420)	(233,269)

Net change in unrealized appreciation (depreciation)	1,463,596	1,012,384	4,157,426

Net increase in net assets from operations	$2,742,617	$2,908,206	$7,502,449

Distributions to shareholders —

Class A	$(977,929)	$(1,422,574)	$(1,159,653)

Class C	(80,631)	(117,076)	(76,219)

Class I	(615,498)	(640,861)	(2,396,498)

Total distributions to shareholders	$(1,674,058)	$(2,180,511)	$(3,632,370)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$7,679,489	$4,168,210	$7,424,971

Class C	890,501	3,428,981	1,871,942

Class I	9,005,843	7,296,142	61,762,354

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	878,308	1,163,854	1,059,723

Class C	72,136	83,172	72,137

Class I	504,262	551,758	1,335,288

Cost of shares redeemed

Class A	(5,425,121)	(6,273,154)	(8,269,156)

Class C	(479,913)	(2,561,998)	(1,146,056)

Class I	(6,833,118)	(7,483,677)	(32,168,716)

Net asset value of shares converted

Class A	341,308	578,889	928,174

Class C	(341,308)	(578,889)	(928,174)

Net increase in net assets from Fund share transactions	$6,292,387	$373,288	$31,942,487

Net increase in net assets	$7,360,946	$1,100,983	$35,812,566

Net Assets

At beginning of year	$58,594,252	$78,138,169	$153,248,556

At end of year	$65,955,198	$79,239,152	$189,061,122

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2020
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund

From operations —

Net investment income	$4,385,880	$5,878,532

Net realized gain	2,225,869	267,084

Net change in unrealized appreciation (depreciation)	1,107,614	1,687,135

Net increase in net assets from operations	$7,719,363	$7,832,751

Distributions to shareholders —

Class A	$(2,820,650)	$(3,643,461)

Class C	(249,774)	(297,475)

Class I	(1,721,744)	(2,005,858)

Total distributions to shareholders	$(4,792,168)	$(5,946,794)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$8,927,822	$7,615,079

Class C	2,885,135	3,303,877

Class I	25,482,707	18,225,918

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,287,052	3,228,660

Class C	206,889	263,395

Class I	1,505,557	1,058,411

Cost of shares redeemed

Class A	(15,252,973)	(17,432,539)

Class C	(3,183,068)	(3,541,938)

Class I	(12,625,477)	(8,720,269)

Net asset value of shares converted

Class A	1,474,689	1,410,255

Class C	(1,474,689)	(1,410,255)

Net increase in net assets from Fund share transactions	$10,233,644	$4,000,594

Net increase in net assets	$13,160,839	$5,886,551

Net Assets

At beginning of year	$164,506,691	$185,953,315

At end of year	$177,667,530	$191,839,866

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Financial Highlights

	Arizona Fund — Class A

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.910		$9.750	$9.440	$9.580	$9.840	$9.540

Income (Loss) From Operations

Net investment income(1)	$0.108		$0.238	$0.258	$0.276	$0.292	$0.321

Net realized and unrealized gain (loss)	0.053		0.182	0.310	(0.132)	(0.262)	0.298

Total income from operations	$0.161		$0.420	$0.568	$0.144	$0.030	$0.619

Less Distributions

From net investment income	$(0.121)		$(0.260)	$(0.258)	$(0.284)	$(0.290)	$(0.319)

Total distributions	$(0.121)		$(0.260)	$(0.258)	$(0.284)	$(0.290)	$(0.319)

Net asset value — End of period	$9.950		$9.910	$9.750	$9.440	$9.580	$9.840

Total Return(2)	1.64	%(3)	4.38%	6.12%	1.53%	0.35%	6.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$42,006		$38,854	$34,704	$33,704	$40,674	$47,956

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.67	%(5)	0.68%	0.70%	0.71%	0.71%	0.69%

Net investment income	2.17	%(5)	2.44%	2.73%	2.90%	3.05%	3.32%

Portfolio Turnover	13	%(3)	16%	6%	8%	22%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Financial Highlights — continued

	Arizona Fund — Class C

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$11.020		$10.840	$10.500	$10.650	$10.940	$10.610

Income (Loss) From Operations

Net investment income(1)	$0.079		$0.183	$0.208	$0.227	$0.245	$0.275

Net realized and unrealized gain (loss)	0.056		0.208	0.339	(0.140)	(0.293)	0.329

Total income (loss) from operations	$0.135		$0.391	$0.547	$0.087	$(0.048)	$0.604

Less Distributions

From net investment income	$(0.095)		$(0.211)	$(0.207)	$(0.237)	$(0.242)	$(0.274)

Total distributions	$(0.095)		$(0.211)	$(0.207)	$(0.237)	$(0.242)	$(0.274)

Net asset value — End of period	$11.060		$11.020	$10.840	$10.500	$10.650	$10.940

Total Return(2)	1.23	%(3)	3.65%	5.28%	0.83%	(0.41)%	5.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,856		$4,490	$4,279	$5,025	$6,025	$6,592

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.42	%(5)	1.43%	1.45%	1.46%	1.46%	1.44%

Net investment income	1.44	%(5)	1.69%	1.98%	2.15%	2.30%	2.56%

Portfolio Turnover	13	%(3)	16%	6%	8%	22%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Financial Highlights — continued

	Arizona Fund — Class I

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.910		$9.750	$9.440	$9.580	$9.830	$9.540

Income (Loss) From Operations

Net investment income(1)	$0.117		$0.257	$0.276	$0.295	$0.310	$0.339

Net realized and unrealized gain (loss)	0.053		0.184	0.310	(0.132)	(0.251)	0.289

Total income from operations	$0.170		$0.441	$0.586	$0.163	$0.059	$0.628

Less Distributions

From net investment income	$(0.130)		$(0.281)	$(0.276)	$(0.303)	$(0.309)	$(0.338)

Total distributions	$(0.130)		$(0.281)	$(0.276)	$(0.303)	$(0.309)	$(0.338)

Net asset value — End of period	$9.950		$9.910	$9.750	$9.440	$9.580	$9.830

Total Return(2)	1.74	%(3)	4.60%	6.33%	1.74%	0.65%	6.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,132		$22,611	$19,612	$13,292	$16,990	$12,390

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.47	%(5)	0.48%	0.49%	0.51%	0.51%	0.49%

Net investment income	2.36	%(5)	2.64%	2.91%	3.10%	3.24%	3.50%

Portfolio Turnover	13	%(3)	16%	6%	8%	22%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Financial Highlights — continued

	Connecticut Fund — Class A

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.350		$10.230	$9.960	$10.200	$10.520	$10.240

Income (Loss) From Operations

Net investment income(1)	$0.123		$0.265	$0.296	$0.324	$0.328	$0.351

Net realized and unrealized gain (loss)	0.090		0.136	0.269	(0.243)	(0.323)	0.276

Total income from operations	$0.213		$0.401	$0.565	$0.081	$0.005	$0.627

Less Distributions

From net investment income	$(0.123)		$(0.281)	$(0.295)	$(0.321)	$(0.325)	$(0.347)

Total distributions	$(0.123)		$(0.281)	$(0.295)	$(0.321)	$(0.325)	$(0.347)

Net asset value — End of period	$10.440		$10.350	$10.230	$9.960	$10.200	$10.520

Total Return(2)	2.08	%(3)	3.99%	5.78%	0.82%	0.08%	6.22%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$54,552		$52,501	$52,275	$54,900	$59,405	$68,795

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.69	%(5)	0.72%	0.73%	0.73%	0.70%	0.72%

Net investment income	2.37	%(5)	2.59%	2.97%	3.22%	3.20%	3.38%

Portfolio Turnover	8	%(3)	26%	16%	10%	11%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Financial Highlights — continued

	Connecticut Fund — Class C

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.310		$10.190	$9.920	$10.160	$10.490	$10.200

Income (Loss) From Operations

Net investment income(1)	$0.084		$0.187	$0.220	$0.247	$0.250	$0.271

Net realized and unrealized gain (loss)	0.090		0.136	0.269	(0.242)	(0.333)	0.287

Total income (loss) from operations	$0.174		$0.323	$0.489	$0.005	$(0.083)	$0.558

Less Distributions

From net investment income	$(0.084)		$(0.203)	$(0.219)	$(0.245)	$(0.247)	$(0.268)

Total distributions	$(0.084)		$(0.203)	$(0.219)	$(0.245)	$(0.247)	$(0.268)

Net asset value — End of period	$10.400		$10.310	$10.190	$9.920	$10.160	$10.490

Total Return(2)	1.70	%(3)	3.21%	5.01%	0.06%	(0.77)%	5.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,180		$5,194	$4,782	$4,588	$5,847	$7,020

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.44	%(5)	1.47%	1.47%	1.48%	1.45%	1.47%

Net investment income	1.62	%(5)	1.84%	2.21%	2.47%	2.45%	2.62%

Portfolio Turnover	8	%(3)	26%	16%	10%	11%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Financial Highlights — continued

	Connecticut Fund — Class I

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.350		$10.230	$9.960	$10.200	$10.520	$10.240

Income (Loss) From Operations

Net investment income(1)	$0.134		$0.286	$0.316	$0.344	$0.348	$0.371

Net realized and unrealized gain (loss)	0.090		0.136	0.269	(0.242)	(0.322)	0.276

Total income from operations	$0.224		$0.422	$0.585	$0.102	$0.026	$0.647

Less Distributions

From net investment income	$(0.134)		$(0.302)	$(0.315)	$(0.342)	$(0.346)	$(0.367)

Total distributions	$(0.134)		$(0.302)	$(0.315)	$(0.342)	$(0.346)	$(0.367)

Net asset value — End of period	$10.440		$10.350	$10.230	$9.960	$10.200	$10.520

Total Return(2)	2.18	%(3)	4.20%	6.00%	1.03%	0.28%	6.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23,524		$21,544	$21,081	$13,842	$16,216	$12,826

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.49	%(5)	0.52%	0.53%	0.53%	0.50%	0.52%

Net investment income	2.57	%(5)	2.80%	3.16%	3.42%	3.40%	3.57%

Portfolio Turnover	8	%(3)	26%	16%	10%	11%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Financial Highlights — continued

	Minnesota Fund — Class A

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.840		$9.610	$9.250	$9.480	$9.770	$9.550

Income (Loss) From Operations

Net investment income(1)	$0.086		$0.187	$0.224	$0.241	$0.263	$0.288

Net realized and unrealized gain (loss)	0.031		0.233	0.361	(0.227)	(0.289)	0.222

Total income (loss) from operations	$0.117		$0.420	$0.585	$0.014	$(0.026)	$0.510

Less Distributions

From net investment income	$(0.087)		$(0.190)	$(0.225)	$(0.244)	$(0.264)	$(0.290)

Total distributions	$(0.087)		$(0.190)	$(0.225)	$(0.244)	$(0.264)	$(0.290)

Net asset value — End of period	$9.870		$9.840	$9.610	$9.250	$9.480	$9.770

Total Return(2)	1.19	%(3)	4.42%	6.42%	0.15%	(0.22)%	5.42%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$63,207		$60,367	$57,812	$56,760	$62,310	$74,061

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.65	%(5)	0.66%	0.70%	0.69%	0.70%	0.69%

Net investment income	1.74	%(5)	1.93%	2.41%	2.57%	2.77%	2.98%

Portfolio Turnover	7	%(3)	14%	21%	20%	23%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Financial Highlights — continued

	Minnesota Fund — Class C

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.580		$10.330	$9.950	$10.200	$10.500	$10.270

Income (Loss) From Operations

Net investment income(1)	$0.053		$0.123	$0.168	$0.184	$0.206	$0.231

Net realized and unrealized gain (loss)	0.040		0.253	0.379	(0.247)	(0.298)	0.233

Total income (loss) from operations	$0.093		$0.376	$0.547	$(0.063)	$(0.092)	$0.464

Less Distributions

From net investment income	$(0.053)		$(0.126)	$(0.167)	$(0.187)	$(0.208)	$(0.234)

Total distributions	$(0.053)		$(0.126)	$(0.167)	$(0.187)	$(0.208)	$(0.234)

Net asset value — End of period	$10.620		$10.580	$10.330	$9.950	$10.200	$10.500

Total Return(2)	0.88	%(3)	3.67%	5.56%	(0.62)%	(0.85)%	4.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,911		$6,616	$6,595	$9,484	$11,668	$12,990

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.40	%(5)	1.41%	1.46%	1.44%	1.45%	1.44%

Net investment income	0.99	%(5)	1.18%	1.68%	1.82%	2.02%	2.23%

Portfolio Turnover	7	%(3)	14%	21%	20%	23%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Financial Highlights — continued

	Minnesota Fund — Class I

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.840		$9.610	$9.250	$9.480	$9.770	$9.550

Income (Loss) From Operations

Net investment income(1)	$0.096		$0.205	$0.242	$0.260	$0.280	$0.304

Net realized and unrealized gain (loss)	0.030		0.234	0.361	(0.227)	(0.287)	0.225

Total income (loss) from operations	$0.126		$0.439	$0.603	$0.033	$(0.007)	$0.529

Less Distributions

From net investment income	$(0.096)		$(0.209)	$(0.243)	$(0.263)	$(0.283)	$(0.309)

Total distributions	$(0.096)		$(0.209)	$(0.243)	$(0.263)	$(0.283)	$(0.309)

Net asset value — End of period	$9.870		$9.840	$9.610	$9.250	$9.480	$9.770

Total Return(2)	1.29	%(3)	4.63%	6.64%	0.36%	(0.02)%	5.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$121,363		$122,078	$88,841	$73,789	$75,120	$59,486

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.45	%(5)	0.46%	0.50%	0.49%	0.50%	0.49%

Net investment income	1.94	%(5)	2.13%	2.59%	2.77%	2.96%	3.15%

Portfolio Turnover	7	%(3)	14%	21%	20%	23%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Financial Highlights — continued

	New Jersey Fund — Class A

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.650		$9.480	$9.080	$9.230	$9.520	$9.240

Income (Loss) From Operations

Net investment income(1)	$0.107		$0.244	$0.287	$0.317	$0.326	$0.339

Net realized and unrealized gain (loss)	0.207		0.193	0.398	(0.146)	(0.293)	0.277

Total income from operations	$0.314		$0.437	$0.685	$0.171	$0.033	$0.616

Less Distributions

From net investment income	$(0.124)		$(0.267)	$(0.285)	$(0.321)	$(0.323)	$(0.336)

Total distributions	$(0.124)		$(0.267)	$(0.285)	$(0.321)	$(0.323)	$(0.336)

Net asset value — End of period	$9.840		$9.650	$9.480	$9.080	$9.230	$9.520

Total Return(2)	3.28	%(3)	4.68%	7.69%	1.89%	0.41%	6.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$105,355		$100,417	$101,283	$98,224	$104,121	$117,155

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.67	%(5)	0.69%	0.72%	0.73%	0.72%	0.72%

Interest and fee expense(6)	—		—	—	—	0.01%	0.03%

Total expenses(4)	0.67	%(5)	0.69%	0.72%	0.73%	0.73%	0.75%

Net investment income	2.20	%(5)	2.57%	3.14%	3.47%	3.53%	3.62%

Portfolio Turnover	23	%(3)	37%	39%	13%	14%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Financial Highlights — continued

	New Jersey Fund — Class C

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.070		$9.890	$9.470	$9.630	$9.930	$9.640

Income (Loss) From Operations

Net investment income(1)	$0.074		$0.180	$0.229	$0.259	$0.267	$0.280

Net realized and unrealized gain (loss)	0.211		0.205	0.416	(0.155)	(0.302)	0.288

Total income (loss) from operations	$0.285		$0.385	$0.645	$0.104	$(0.035)	$0.568

Less Distributions

From net investment income	$(0.095)		$(0.205)	$(0.225)	$(0.264)	$(0.265)	$(0.278)

Total distributions	$(0.095)		$(0.205)	$(0.225)	$(0.264)	$(0.265)	$(0.278)

Net asset value — End of period	$10.260		$10.070	$9.890	$9.470	$9.630	$9.930

Total Return(2)	2.85	%(3)	3.94%	6.92%	1.10%	(0.32)%	5.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,451		$10,804	$12,202	$17,481	$21,115	$24,731

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.42	%(5)	1.44%	1.47%	1.48%	1.47%	1.47%

Interest and fee expense(6)	—		—	—	—	0.01%	0.03%

Total expenses(4)	1.42	%(5)	1.44%	1.47%	1.48%	1.48%	1.50%

Net investment income	1.45	%(5)	1.81%	2.41%	2.72%	2.78%	2.86%

Portfolio Turnover	23	%(3)	37%	39%	13%	14%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Financial Highlights — continued

	New Jersey Fund — Class I

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.660		$9.480	$9.080	$9.230	$9.520	$9.240

Income (Loss) From Operations

Net investment income(1)	$0.117		$0.262	$0.303	$0.335	$0.345	$0.357

Net realized and unrealized gain (loss)	0.203		0.202	0.400	(0.146)	(0.293)	0.278

Total income from operations	$0.320		$0.464	$0.703	$0.189	$0.052	$0.635

Less Distributions

From net investment income	$(0.130)		$(0.284)	$(0.303)	$(0.339)	$(0.342)	$(0.355)

Total distributions	$(0.130)		$(0.284)	$(0.303)	$(0.339)	$(0.342)	$(0.355)

Net asset value — End of period	$9.850		$9.660	$9.480	$9.080	$9.230	$9.520

Total Return(2)	3.34	%(3)	4.97%	7.91%	2.09%	0.61%	7.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$76,773		$66,447	$51,021	$32,285	$31,778	$28,693

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.47	%(5)	0.49%	0.52%	0.53%	0.52%	0.52%

Interest and fee expense(6)	—		—	—	—	0.01%	0.03%

Total expenses(4)	0.47	%(5)	0.49%	0.52%	0.53%	0.53%	0.55%

Net investment income	2.40	%(5)	2.76%	3.30%	3.66%	3.74%	3.80%

Portfolio Turnover	23	%(3)	37%	39%	13%	14%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Financial Highlights — continued

	Pennsylvania Fund — Class A

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$8.740		$8.650	$8.500	$8.730	$9.110	$8.900

Income (Loss) From Operations

Net investment income(1)	$0.114		$0.269	$0.310	$0.334	$0.323	$0.345

Net realized and unrealized gain (loss)	0.070		0.093	0.153	(0.236)	(0.379)	0.207

Total income (loss) from operations	$0.184		$0.362	$0.463	$0.098	$(0.056)	$0.552

Less Distributions

From net investment income	$(0.114)		$(0.272)	$(0.313)	$(0.328)	$(0.324)	$(0.342)

Total distributions	$(0.114)		$(0.272)	$(0.313)	$(0.328)	$(0.324)	$(0.342)

Net asset value — End of period	$8.810		$8.740	$8.650	$8.500	$8.730	$9.110

Total Return(2)	2.13	%(3)	4.26%	5.58%	1.16%	(0.58)%	6.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$117,875		$115,340	$119,324	$112,508	$125,579	$147,706

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.69	%(5)	0.71%	0.75%	0.75%	0.73%	0.73%

Interest and fee expense(6)	0.02	%(5)	0.05%	0.07%	0.05%	0.04%	0.04%

Total expenses(4)	0.71	%(5)	0.76%	0.82%	0.80%	0.77%	0.77%

Net investment income	2.60	%(5)	3.11%	3.65%	3.89%	3.67%	3.84%

Portfolio Turnover	11	%(3)	20%	18%	9%	4%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Financial Highlights — continued

	Pennsylvania Fund — Class C

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.050		$8.960	$8.800	$9.040	$9.430	$9.220

Income (Loss) From Operations

Net investment income(1)	$0.084		$0.211	$0.257	$0.279	$0.266	$0.287

Net realized and unrealized gain (loss)	0.070		0.093	0.161	(0.246)	(0.389)	0.208

Total income (loss) from operations	$0.154		$0.304	$0.418	$0.033	$(0.123)	$0.495

Less Distributions

From net investment income	$(0.084)		$(0.214)	$(0.258)	$(0.273)	$(0.267)	$(0.285)

Total distributions	$(0.084)		$(0.214)	$(0.258)	$(0.273)	$(0.267)	$(0.285)

Net asset value — End of period	$9.120		$9.050	$8.960	$8.800	$9.040	$9.430

Total Return(2)	1.72	%(3)	3.45%	4.84%	0.39%	(1.28)%	5.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,632		$11,815	$13,088	$22,991	$29,651	$38,004

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.43	%(5)	1.46%	1.50%	1.50%	1.48%	1.48%

Interest and fee expense(6)	0.02	%(5)	0.05%	0.07%	0.05%	0.04%	0.04%

Total expenses(4)	1.45	%(5)	1.51%	1.57%	1.55%	1.52%	1.52%

Net investment income	1.85	%(5)	2.36%	2.93%	3.13%	2.92%	3.08%

Portfolio Turnover	11	%(3)	20%	18%	9%	4%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Financial Highlights — continued

	Pennsylvania Fund — Class I

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$8.770		$8.690	$8.530	$8.760	$9.140	$8.940

Income (Loss) From Operations

Net investment income(1)	$0.123		$0.287	$0.328	$0.352	$0.342	$0.365

Net realized and unrealized gain (loss)	0.071		0.083	0.163	(0.235)	(0.380)	0.197

Total income (loss) from operations	$0.194		$0.370	$0.491	$0.117	$(0.038)	$0.562

Less Distributions

From net investment income	$(0.124)		$(0.290)	$(0.331)	$(0.347)	$(0.342)	$(0.362)

Total distributions	$(0.124)		$(0.290)	$(0.331)	$(0.347)	$(0.342)	$(0.362)

Net asset value — End of period	$8.840		$8.770	$8.690	$8.530	$8.760	$9.140

Total Return(2)	2.23	%(3)	4.34%	5.90%	1.37%	(0.36)%	6.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$68,749		$64,685	$53,541	$46,396	$51,055	$53,322

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.49	%(5)	0.51%	0.54%	0.55%	0.53%	0.53%

Interest and fee expense(6)	0.02	%(5)	0.05%	0.07%	0.05%	0.04%	0.04%

Total expenses(4)	0.51	%(5)	0.56%	0.61%	0.60%	0.57%	0.57%

Net investment income	2.80	%(5)	3.31%	3.84%	4.09%	3.88%	4.03%

Portfolio Turnover	11	%(3)	20%	18%	9%	4%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2021, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

52

Eaton Vance

Municipal Income Funds

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at January 31, 2021. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2021, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

Pennsylvania Fund

Floating Rate Notes Outstanding	$5,000,025

Interest Rate or Range of Interest Rates (%)	0.13

Collateral for Floating Rate Notes Outstanding	$8,198,625

For the six months ended January 31, 2021, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

Pennsylvania Fund

Average Floating Rate Notes Outstanding	$5,000,000

Average Interest Rate	0.78%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of January 31, 2021.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

53

Eaton Vance

Municipal Income Funds

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to January 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2020, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Deferred capital losses:

Short-term	$181,636	$1,142,682	$531,244	$2,293,599	$5,486,952

Long-term	$192,565	$—	$384,623	$—	$7,493,631

The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2021, as determined on a federal income tax basis, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Aggregate cost	$64,434,973	$73,670,027	$167,774,221	$170,119,832	$177,638,155

Gross unrealized appreciation	$6,361,637	$6,664,487	$12,546,406	$16,115,655	$17,141,245

Gross unrealized depreciation	(7,813)	—	(8,970)	(39)	(1,239,176)

Net unrealized appreciation	$6,353,824	$6,664,487	$12,537,436	$16,115,616	$15,902,069

54

Eaton Vance

Municipal Income Funds

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM) and an indirect subsidiary of Eaton Vance Corp., as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%

$20 million but less than $40 million	0.20	2.00

$40 million but less than $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the six months ended January 31, 2021, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Adviser Fee	$95,150	$119,329	$316,515	$315,258	$355,173

Effective Annual Rate	0.27%	0.29%	0.33%	0.34%	0.36%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2021 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

EVM’s Sub-Transfer Agent Fees	$32	$95	$156	$111	$198

EVD’s Class A Sales Charges	$1,510	$3,705	$1,179	$12,415	$14,667

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2021 for Class A shares amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A Distribution and Service Fees	$39,169	$53,852	$61,928	$102,673	$120,316

55

Eaton Vance

Municipal Income Funds

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended January 31, 2021, the Funds paid or accrued to EVD the following distribution fees:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class C Distribution Fees	$16,044	$17,667	$22,147	$39,565	$42,354

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2021 amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class C Service Fees	$4,278	$4,711	$5,906	$10,550	$11,294

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2021, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A	$—	$—	$—	$—	$—

Class C	$—	$400	$30	$200	$—

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2021 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Purchases	$14,443,901	$6,664,488	$13,377,827	$45,268,158	$26,966,880

Sales	$8,431,421	$6,427,854	$13,941,348	$41,850,565	$22,507,760

56

Eaton Vance

Municipal Income Funds

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Six Months Ended January 31, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	774,993	22,437	854,965

Issued to shareholders electing to receive payments of distributions in Fund shares	44,471	3,011	28,750

Redemptions	(575,471)	(33,454)	(238,267)

Converted from Class C shares	56,572	—	—

Converted to Class A shares	—	(50,905)	—

Net increase (decrease)	300,565	(58,911)	645,448

	Year Ended July 31, 2020
	Class A	Class C	Class I

Sales	788,669	81,865	920,668

Issued to shareholders electing to receive payments of distributions in Fund shares	89,854	6,635	51,583

Redemptions	(554,286)	(44,087)	(702,817)

Converted from Class C shares	35,136	—	—

Converted to Class A shares	—	(31,588)	—

Net increase	359,373	12,825	269,434

Connecticut Fund
	Six Months Ended January 31, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	276,535	42,499	401,544

Issued to shareholders electing to receive payments of distributions in Fund shares	50,491	2,842	23,076

Redemptions	(223,920)	(95,380)	(252,194)

Converted from Class C shares	51,383	—	—

Converted to Class A shares	—	(51,578)	—

Net increase (decrease)	154,489	(101,617)	172,426

	Year Ended July 31, 2020
	Class A	Class C	Class I

Sales	407,309	335,684	714,677

Issued to shareholders electing to receive payments of distributions in Fund shares	113,777	8,159	53,904

Redemptions	(617,590)	(252,754)	(748,448)

Converted from Class C shares	56,606	—	—

Converted to Class A shares	—	(56,797)	—

Net increase (decrease)	(39,898)	34,292	20,133

57

Eaton Vance

Municipal Income Funds

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

Minnesota Fund
	Six Months Ended January 31, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	491,666	39,219	2,021,222

Issued to shareholders electing to receive payments of distributions in Fund shares	50,532	2,673	71,079

Redemptions	(369,399)	(114,238)	(2,201,070)

Converted from Class C shares	96,876	—	—

Converted to Class A shares	—	(90,087)	—

Net increase (decrease)	269,675	(162,433)	(108,769)

	Year Ended July 31, 2020
	Class A	Class C	Class I

Sales	770,575	179,788	6,394,783

Issued to shareholders electing to receive payments of distributions in Fund shares	109,526	6,933	137,976

Redemptions	(858,196)	(110,269)	(3,372,136)

Converted from Class C shares	96,353	—	—

Converted to Class A shares	—	(89,571)	—

Net increase (decrease)	118,258	(13,119)	3,160,623

New Jersey Fund
	Six Months Ended January 31, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	601,283	154,604	1,313,886

Issued to shareholders electing to receive payments of distributions in Fund shares	108,856	8,798	84,676

Redemptions	(542,229)	(84,633)	(481,800)

Converted from Class C shares	138,748	—	—

Converted to Class A shares	—	(132,978)	—

Net increase (decrease)	306,658	(54,209)	916,762

	Year Ended July 31, 2020
	Class A	Class C	Class I

Sales	938,030	288,996	2,684,117

Issued to shareholders electing to receive payments of distributions in Fund shares	240,011	20,800	157,937

Redemptions	(1,617,764)	(322,171)	(1,344,206)

Converted from Class C shares	155,395	—	—

Converted to Class A shares	—	(148,932)	—

Net increase (decrease)	(284,328)	(161,307)	1,497,848

58

Eaton Vance

Municipal Income Funds

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

Pennsylvania Fund
	Six Months Ended January 31, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	1,438,325	170,614	844,019

Issued to shareholders electing to receive payments of distributions in Fund shares	158,967	11,116	61,634

Redemptions	(1,694,876)	(160,667)	(504,430)

Converted from Class C shares	280,360	—	—

Converted to Class A shares	—	(270,709)	—

Net increase (decrease)	182,776	(249,646)	401,223

	Year Ended July 31, 2020
	Class A	Class C	Class I

Sales	881,652	369,812	2,097,455

Issued to shareholders electing to receive payments of distributions in Fund shares	373,257	29,403	121,952

Redemptions	(2,007,822)	(396,067)	(1,008,027)

Converted from Class C shares	163,587	—	—

Converted to Class A shares	—	(157,986)	—

Net increase (decrease)	(589,326)	(154,838)	1,211,380

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2021.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

59

Eaton Vance

Municipal Income Funds

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

At January 31, 2021, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$68,723,531	$—	$68,723,531

Taxable Municipal Securities	—	2,065,266	—	2,065,266

Total Investments	$—	$70,788,797	$—	$70,788,797

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$80,334,514	$—	$80,334,514

Total Investments	$—	$80,334,514	$—	$80,334,514

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$180,311,657	$—	$180,311,657

Total Investments	$—	$180,311,657	$—	$180,311,657

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$178,638,247	$—	$178,638,247

Taxable Municipal Securities	—	7,597,201	—	7,597,201

Total Investments	$—	$186,235,448	$—	$186,235,448

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$198,428,659	$—	$198,428,659

Taxable Municipal Securities	—	111,590	—	111,590

Total Investments	$—	$198,540,249	$—	$198,540,249

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

11  Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may have been deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement, and, where applicable, any related sub-advisory agreement. On November 24, 2020, each Fund’s Board approved a new investment advisory agreement. The new investment advisory agreement was approved by Fund shareholders at a joint special meeting of shareholders held on February 18, 2021, and became effective upon the consummation of the transaction on March 1, 2021.

60

Eaton Vance

Municipal Income Funds

January 31, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund, Eaton Vance Pennsylvania Municipal Income Fund.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Arizona Municipal Income Fund	Boston Management and Research	None
Eaton Vance Connecticut Municipal Income Fund
Eaton Vance Minnesota Municipal Income Fund
Eaton Vance New Jersey Municipal Income Fund
Eaton Vance Pennsylvania Municipal Income Fund

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

61

Eaton Vance

Municipal Income Funds

January 31, 2021

Board of Trustees’ Contract Approval — continued

Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

62

Eaton Vance

Municipal Income Funds

January 31, 2021

Board of Trustees’ Contract Approval — continued

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

63

Eaton Vance

Municipal Income Funds

January 31, 2021

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

64

Eaton Vance

Municipal Income Funds

January 31, 2021

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

65

Eaton Vance

Municipal Income Funds

January 31, 2021

Board of Trustees’ Contract Approval — continued

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

66

Eaton Vance

Municipal Income Funds

January 31, 2021

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

67

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers including auditors, accountants, and legal counsel. Eaton Vance may share your personal information with our affiliates. Eaton Vance may also share your information as required or permitted by applicable law.

•	We have adopted a Privacy Program we believe is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to your information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance WaterOak Advisors, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

68

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7703    1.31.21

Eaton Vance

Municipal Opportunities Fund

Semiannual Report

January 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2021

Eaton Vance

Municipal Opportunities Fund

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception

Class A at NAV	05/31/2011	05/31/2011	4.37%	3.77%	3.54%	5.03%
Class A with 4.75% Maximum Sales Charge	—	—	–0.55	–1.19	2.55	4.50
Class C at NAV	08/18/2014	05/31/2011	3.89	2.92	2.77	4.48
Class C with 1% Maximum Sales Charge	—	—	2.89	1.92	2.77	4.48
Class I at NAV	05/31/2011	05/31/2011	4.49	4.03	3.81	5.31

Bloomberg Barclays Municipal Bond Index	—	—	2.01%	4.01%	3.79%	4.42%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.92%	1.67%	0.67%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				2.12%	1.38%	2.37%
Taxable-Equivalent Distribution Rate				3.58	2.33	4.00
SEC 30-day Yield				0.94	0.25	1.23
Taxable-Equivalent SEC 30-day Yield				1.59	0.42	2.08

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2020 – January 31, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/20)	Ending Account Value (1/31/21)	Expenses Paid During Period* (8/1/20 – 1/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,043.70	$4.74	0.92%
Class C	$1,000.00	$1,038.90	$8.58	1.67%
Class I	$1,000.00	$1,044.90	$3.45	0.67%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.69	0.92%
Class C	$1,000.00	$1,016.80	$8.49	1.67%
Class I	$1,000.00	$1,021.80	$3.41	0.67%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2020.

4

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 1.1%
Security	Principal Amount (000’s omitted)	Value

Hospital — 1.1%

Care New England Health System, 5.50%, 9/1/26	$11,000	$11,156,942

Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	3,685	3,629,725

Total Corporate Bonds & Notes — 1.1% (identified cost $14,504,401)		$14,786,667

Tax-Exempt Mortgage-Backed Securities — 0.0%(1)
Security	Principal Amount (000’s omitted)	Value

Housing — 0.0%(1)

FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 0.627%, (1 mo. USD LIBOR + 0.50%), 1/25/33(2)(3)	$472	$475,077

Total Tax-Exempt Mortgage-Backed Securities — 0.0%(1) (identified cost $471,812)		$475,077

Tax-Exempt Municipal Securities — 84.7%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.3%

Delaware Valley Regional Finance Authority, PA, 0.856%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(3)	$8,000	$7,988,240

Illinois Finance Authority, (Revolving Fund), Green Bonds, 4.00%, 1/1/32	7,800	9,964,500

		$17,952,740

Education — 3.9%

Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(2)	$525	$606,779

Arizona Industrial Development Authority, (Doral Academy of Nevada), 3.55%, 7/15/29(2)	1,360	1,462,354

Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	865	912,904

Arizona State University, 5.00%, 7/1/33	500	570,990

Arizona State University, 5.00%, 7/1/34	580	661,449

Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	684,522

Security	Principal Amount (000’s omitted)	Value

Education (continued)

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/31	$600	$751,008

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/35	1,125	1,388,160

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/37	1,400	1,718,990

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/39(2)	1,000	1,280,030

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/49(2)	1,000	1,257,160

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(2)	550	588,418

Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	642,096

District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	680	816,136

District of Columbia, (KIPP DC), 4.00%, 7/1/39	280	317,089

District of Columbia, (KIPP DC), 4.00%, 7/1/44	270	301,909

District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/39(2)	1,425	1,594,262

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(2)	2,535	2,915,630

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/32	315	381,323

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/33	355	426,749

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/34	350	420,455

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	579,275

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,958,606

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/28	525	668,446

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/29	500	645,115

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/30	715	910,095

Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	927,567

Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/26	980	1,164,779

Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/27	1,035	1,253,913

Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017C, 5.00%, 7/1/29	650	821,243

Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017D, 5.00%, 7/1/29	750	947,588

5	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Education (continued)

New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	$2,460	$2,913,796

New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	510	541,181

New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	302,184

New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	300	340,257

New York Dormitory Authority, (Pratt Institute), Prerefunded to 7/1/24, 5.00%, 7/1/25	500	581,425

New York Dormitory Authority, (Pratt Institute), Prerefunded to 7/1/24, 5.00%, 7/1/26	545	633,753

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/25	910	986,185

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/26	1,850	2,030,208

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/29	1,000	1,101,390

Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(2)	540	597,645

Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 5.00%, 12/15/38(2)	2,690	3,122,444

Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/39(2)	205	219,614

Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/49(2)	260	275,402

Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/40(2)	840	975,895

Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/50(2)	1,010	1,154,228

Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	563,805

Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	569,215

University of Arkansas, 5.00%, 11/1/24	450	528,822

University of Arkansas, 5.00%, 11/1/25	500	609,450

University of Idaho, 5.00%, 4/1/24	500	574,345

University of North Carolina at Charlotte, 4.00%, 4/1/37	625	689,563

University of North Carolina at Greensboro, 5.00%, 4/1/27	400	506,316

University of Pittsburgh, PA, 0.40%, (SIFMA + 0.36%), 2/15/24(3)	3,000	3,011,730

Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC – Charter School of Educational Excellence), 5.00%, 10/15/49	285	322,298

Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC – Charter School of Educational Excellence), 5.00%, 10/15/54	430	484,541

		$53,210,732

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 2.7%

American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/36	$5,000	$6,490,950

Arkansas River Power Authority, CO, 5.00%, 10/1/27	2,255	2,755,858

Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,381,129

Arkansas River Power Authority, CO, 5.00%, 10/1/29	2,000	2,474,160

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	4,505	4,942,886

Long Island Power Authority, NY, Electric System Revenue, 0.851%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(3)	6,000	6,008,400

Long Island Power Authority, NY, Electric System Revenue, 1.00%, 9/1/25	3,600	3,665,484

Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/29	500	639,905

Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	1,515	1,938,139

Nebraska Public Power District, 5.00%, 1/1/24	750	851,040

Omaha Public Power District, NE, 5.00%, 2/1/25	550	651,805

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,972,203

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	1,165	1,399,561

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	1,000	1,197,140

		$37,368,660

Escrowed / Prerefunded — 0.1%

Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.00%, 7/1/32	$125	$133,651

Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/41	295	301,334

District of Columbia, (Association of American Medical Colleges), Prerefunded to 10/1/23, 5.00%, 10/1/30	570	643,632

Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	225	243,621

		$1,322,238

General Obligations — 8.5%

Ann Arbor Public Schools, MI, 5.00%, 5/1/23	$10	$11,080

Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,193,910

Bergen County, NJ, 3.00%, 7/15/30	2,185	2,500,995

Burlington, VT, 5.00%, 11/1/24	400	469,084

Champaign County Community Unit School District No. 4, IL, 5.00%, 1/1/33	1,650	2,094,890

Chicago Board of Education, IL, 0.00%, 12/1/25	3,500	3,273,585

Chicago Board of Education, IL, 5.00%, 12/1/26	2,905	3,542,560

6	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Chicago Park District, IL, 5.00%, 1/1/24	$500	$558,380

Chicago, IL, 5.00%, 1/1/28	3,000	3,684,900

Chicago, IL, 5.00%, 1/1/30	9,780	12,374,536

Chicago, IL, 5.625%, 1/1/30	6,000	7,282,500

Chicago, IL, 6.00%, 1/1/38	4,000	4,873,200

Connecticut, 5.00%, 4/15/34	1,000	1,292,930

Dallas, TX, 5.00%, 2/15/25	1,000	1,189,940

District of Columbia, 5.00%, 10/15/32	10,000	13,277,400

Heard County Public Facilities Authority, GA, (Heard County School District), 4.00%, 3/1/29	850	1,044,531

Hermiston School District No. 8R, OR, 0.00%, 6/15/43	3,165	1,690,395

Illinois, 3.25%, 11/1/26	2,400	2,575,392

Illinois, 5.00%, 11/1/24	2,750	3,099,003

Illinois, 5.50%, 5/1/39	1,740	2,187,110

Illinois, 5.75%, 5/1/45	1,780	2,245,363

Johnson County, KS, 2.00%, 9/1/32	1,510	1,644,903

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,019,277

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	2,000	2,256,360

Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	900,698

Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,196,240

Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	596,485

New Jersey, 4.00%, 6/1/32	1,150	1,458,637

New York, NY, 5.00%, 8/1/29	450	501,750

Ottawa County, MI, 5.00%, 11/1/22	500	542,480

Ottawa County, MI, 5.00%, 11/1/24	195	230,277

Passaic County Improvement Authority, NJ, (Passaic County Community College), 5.375%, 7/1/41	1,535	2,395,107

Portland School District No. 1, OR, 3.00%, 6/15/33	5,000	5,816,750

Portland School District No. 1, OR, 3.00%, 6/15/34	5,000	5,771,850

Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,260,340

Sonoma County Junior College District, CA, (Election of 2014), 4.00%, 8/1/33	3,000	3,739,200

St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,241,035

St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,963,038

Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	460,292

Upper Merion Area School District, PA, 5.00%, 1/15/29	500	588,540

Upper Merion Area School District, PA, 5.00%, 1/15/30	300	352,866

Washington, 5.00%, 6/1/35(4)	2,500	3,359,250

Washington, 5.00%, 6/1/36(4)	2,200	2,945,756

Washington, 5.00%, 6/1/37(4)	2,500	3,336,350

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Will and Cook Counties Community High School District No. 210, IL, 0.00%, 1/1/27	$65	$58,215

Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	1,185	1,253,576

		$116,350,956

Hospital — 18.2%

Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$1,095,288

Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/26	2,525	2,959,350

Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/27	2,635	3,143,792

Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/21	1,140	1,161,090

Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/23	930	1,002,707

Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/25	1,125	1,272,971

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/22	1,660	1,742,386

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/24	1,350	1,492,182

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/26	1,000	1,151,750

Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/22	265	278,152

Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/24	290	320,543

Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/26	320	368,560

Berks County Municipal Authority, PA, (Tower Health), 5.00% to 2/1/25 (Put Date), 2/1/40	3,000	3,359,130

Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/29	1,410	1,579,990

Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/31	3,215	3,580,192

Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,432,619

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	110,223

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	406,080

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	337,194

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	123,173

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	167,538

7	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	$250	$276,640

California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	227,238

California Statewide Communities Development Authority, (Cottage Health System Obligated Group), Prerefunded to 11/1/24, 5.00%, 11/1/26	425	499,201

Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/50(2)	3,730	4,238,063

Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/28	500	600,380

Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/29	200	238,434

Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	2,660	2,986,435

Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/51	4,715	5,168,394

Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/40	1,000	1,065,110

Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/45	2,580	2,710,729

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	336,841

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	158,411

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	218,550

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/30	600	748,764

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/31	1,200	1,491,336

Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	559,250

Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	315	336,515

Doylestown Hospital Authority, PA, (Doylestown Health), 5.00%, 7/1/46	850	943,160

Doylestown Hospital Authority, PA, (Doylestown Health), 5.00%, 7/1/49	2,375	2,726,619

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	16,330	18,774,438

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/36	3,900	4,993,443

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/37	6,015	7,677,726

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/38	1,360	1,731,226

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/40	4,080	5,184,905

Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,144,610

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	$750	$883,402

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/36	750	880,163

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/37	750	875,835

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/38	1,750	2,037,682

Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	2,890	3,470,370

Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	2,175,358

Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	3,145	3,575,456

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/28	8,000	10,090,320

Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,108,430

Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,955,987

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	475	501,999

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	438,833

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	481,163

Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,509,180

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	505	562,095

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/30	1,605	1,774,440

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/26	1,375	1,643,785

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/27	1,440	1,751,342

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/24	475	528,357

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/25	550	625,235

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/28	795	951,321

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/31	600	707,982

Lexington County Health Services District, Inc., SC, 5.00%, 11/1/27	200	256,644

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/34	960	1,260,835

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/35	1,510	1,977,541

8	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/36	$1,615	$2,107,543

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/37	1,690	2,198,166

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/38	1,780	2,308,678

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/39	1,865	2,412,918

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/40	1,960	2,529,792

Massachusetts Development Finance Agency, (Atrius Health), 4.00%, 6/1/49	850	955,230

Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	710	881,302

Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/32	500	495,185

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	134,951

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/33(2)	320	386,390

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/34(2)	300	361,074

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/35(2)	275	330,039

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/36(2)	235	281,041

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/37(2)	245	292,060

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/46(2)	1,390	1,628,051

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/27	1,460	1,832,373

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/28	2,000	2,486,620

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/29	2,700	3,337,038

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/27	1,430	1,756,669

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/28	1,250	1,565,312

Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,510,586

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	$1,000	$1,145,440

Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/27	1,250	1,381,975

Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,130,650

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/32	500	611,600

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/33	1,000	1,218,990

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/34	1,070	1,301,505

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/35	1,550	1,880,987

New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	646,896

New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), Prerefunded to 7/1/24, 5.00%, 7/1/30	500	581,240

New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	3,180,398

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,161,560

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	7,500	8,360,700

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	30	36,377

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	597,540

New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/35	1,000	1,200,720

New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/36	1,000	1,196,740

New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/37	1,000	1,193,070

New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	567,050

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/34	550	681,505

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/35	625	769,719

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/36	550	675,180

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	958,372

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	468,829

9	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	$600	$665,658

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	2,000	2,389,820

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(2)	1,100	1,261,359

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(2)	1,200	1,374,216

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(2)	1,000	1,143,250

New York Dormitory Authority, (Orange Regional Medical Center), Series 2015, 5.00%, 12/1/32(2)	1,100	1,264,131

New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/32(2)	1,500	1,782,615

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.141%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(3)	1,000	1,008,290

Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	1,034,212

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/33	3,165	3,815,376

Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	566,005

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	300	392,421

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/40	875	1,102,701

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/31	1,705	2,049,001

Oroville, CA, (Oroville Hospital), 5.25%, 4/1/34	2,000	2,423,120

Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,446,320

Savannah Hospital Authority, GA, (St. Joseph’s/Candler Health System, Inc.), 4.00%, 7/1/43	2,500	2,849,575

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,530	1,841,998

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,689,829

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,832,224

St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,217,670

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	588,315

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	500	585,445

Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/39	2,750	3,276,597

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/29	1,300	1,565,512

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/30	1,815	2,165,930

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/31	$1,885	$2,240,718

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/34	3,000	3,515,280

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	1,600	1,993,680

Washington Health Care Facilities Authority, (PeaceHealth), Prerefunded to 5/15/24, 5.00%, 11/15/26	1,000	1,152,860

Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,238,570

Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	274,695

		$250,630,537

Housing — 2.9%

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/32	$415	$519,402

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/33	2,870	3,573,580

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	915	1,135,140

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/36	1,260	1,551,740

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	1,495	1,835,755

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/38	500	612,170

East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	500	512,030

Independent Cities Finance Authority, CA, (Union City Tropics), 4.00%, 5/15/32	1,060	1,236,702

Independent Cities Finance Authority, CA, (Union City Tropics), 4.00%, 5/15/33	1,100	1,273,470

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/32	300	341,664

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/33	330	374,408

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/34	340	383,707

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/35	350	393,201

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/40	450	497,943

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	935	1,020,637

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 5.00%, 7/1/55	2,200	2,583,218

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	950,158

10	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

New York City Housing Development Corp., NY, 2.10% to 10/1/29 (Put Date), 11/1/46	$8,295	$8,988,545

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	355	409,777

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/35	770	886,840

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/37	1,235	1,413,482

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/39	860	978,809

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/59	1,500	1,667,340

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	705	815,622

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	665	778,615

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/29	365	431,722

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/34	2,560	2,957,286

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/39	1,595	1,815,923

		$39,938,886

Industrial Development Revenue — 4.1%

Arkansas Development Finance Authority, (Big River Steel), Green Bonds, (AMT), 4.75%, 9/1/49(2)	$4,000	$4,498,960

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 5/1/29(2)	2,155	2,341,278

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(2)	2,250	2,351,453

Illinois Finance Authority, (Navistar International Corp.), 4.75% to 8/1/30 (Put Date), 10/15/40(2)	2,190	2,367,215

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(2)	875	973,516

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	940	1,076,197

Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	4,000	4,053,360

National Finance Authority, NH, (Waste Management, Inc.), (AMT), 0.79%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(3)	2,500	2,500,650

New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,583,055

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	$215	$241,221

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,667,100

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	1,675	1,743,407

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/34	5,000	5,961,950

Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(2)	1,920	2,013,485

Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(2)	5,500	5,626,170

Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,179,870

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	9,045	10,096,119

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(2)	4,595	5,206,319

		$56,481,325

Insured – Education — 0.1%

Missouri Southern State University, (AGM), 4.00%, 10/1/33	$220	$251,255

Missouri Southern State University, (AGM), 4.00%, 10/1/35	125	141,943

Missouri Southern State University, (AGM), 4.00%, 10/1/36	150	169,753

Missouri Southern State University, (AGM), 4.00%, 10/1/37	85	95,912

Missouri Southern State University, (AGM), 4.00%, 10/1/38	70	78,775

Missouri Southern State University, (AGM), 4.00%, 10/1/39	55	61,760

University of Puerto Rico, (NPFG), 5.00%, 6/1/25	120	121,576

		$920,974

Insured – Electric Utilities — 1.0%

Brownsville, TX, Utility System Revenue, (AGM), 4.00%, 9/1/45	$1,505	$1,814,789

Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,811,310

Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	290,184

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,596,425

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	335	349,522

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/25	170	181,324

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	144,771

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,110	1,209,811

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	580,811

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	139,578

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	125	140,379

11	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)

Puerto Rico Electric Power Authority, (NPFG), Series PP, 5.00%, 7/1/25	$1,165	$1,180,296

Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	1,820	1,843,897

		$13,283,097

Insured – Escrowed / Prerefunded — 0.1%

Bolingbrook, IL, (AGM), Escrowed to Maturity, 5.00%, 1/1/24	$875	$995,592

Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	240	268,747

Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	275	307,940

Detroit, MI, Sewage Disposal System, (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/39	175	187,112

		$1,759,391

Insured – General Obligations — 2.6%

Atlantic City, NJ, (BAM), 5.00%, 3/1/23	$500	$544,765

Atlantic City, NJ, (BAM), 5.00%, 3/1/24	300	339,405

Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	334,899

Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	348,474

Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,067,177

Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,098,366

Bolingbrook, IL, (AGM), 5.00%, 1/1/24	125	141,294

Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,171,150

Cambria County, PA, (AGM), 4.00%, 8/1/34	745	851,826

Cambria County, PA, (BAM), 5.00%, 8/1/23	985	1,092,276

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/25	1,000	1,206,040

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	4,228,749

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/26	1,580	1,454,627

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/28	1,560	1,359,228

Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	584,930

Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,145

Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	64,913

Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	316,728

Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,876,998

McCook, IL, (AGM), 4.00%, 12/1/24	200	225,722

McCook, IL, (AGM), 4.00%, 12/1/25	275	319,033

McCook, IL, (AGM), 4.00%, 12/1/26	260	308,394

McCook, IL, (AGM), 4.00%, 12/1/27	300	362,691

McCook, IL, (AGM), 4.00%, 12/1/28	300	368,961

McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	1,002,968

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	$925	$1,042,123

Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	843,315

Proviso Township High School District No. 209, IL, (AGM), 5.00%, 12/1/28	1,000	1,295,550

Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	930	947,038

Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	2,685	2,762,006

Puerto Rico, (AGC), 5.00%, 7/1/34	310	321,451

Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,111,485

Puerto Rico, (NPFG), 5.25%, 7/1/22	530	534,897

Puerto Rico, (NPFG), 6.00%, 7/1/27	570	586,348

Rockland County, NY, (AGM), 5.00%, 3/1/24	350	400,592

Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/34	1,140	1,462,027

Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/50	1,500	1,848,585

Will and Cook Counties Community High School District No. 210, IL, (AGM), 0.00%, 1/1/28	500	449,865

Will and Cook Counties Community High School District No. 210, IL, (BAM), 0.00%, 1/1/33	200	155,020

		$35,443,061

Insured – Housing — 0.1%

Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$400	$403,836

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	458,617

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	432,764

		$1,295,217

Insured – Lease Revenue / Certificates of Participation — 0.2%

Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$800	$911,984

Kentucky Asset/Liability Commission, (NPFG), 0.694%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(3)	2,000	1,974,380

		$2,886,364

Insured – Other Revenue — 0.1%

Albany Parking Authority, NY, (AGM), 5.00%, 7/15/24	$300	$346,086

Albany Parking Authority, NY, (AGM), 5.00%, 7/15/25	315	375,225

12	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue (continued)

Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	$120	$123,806

		$845,117

Insured – Special Tax Revenue — 1.0%

Illinois Sports Facilities Authority, (AGM), 5.00%, 6/15/27	$2,325	$2,627,924

Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	500	490,160

Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	3,325	3,368,657

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	955	362,652

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	305	331,258

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	1,145	1,274,339

Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	4,000	5,108,360

		$13,563,350

Insured – Transportation — 2.3%

Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,430,518

Metropolitan Transportation Authority, NY, (AGM), 0.779%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(3)	5,000	4,995,550

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	209,341

New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	1,185	1,051,782

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,199,980

Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,178,970

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	967,762

Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,675	1,739,705

Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	651,464

Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	121,990

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	3,650	4,027,045

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	2,760	3,041,023

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	2,475	2,725,594

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	$1,320	$1,481,132

Puerto Rico Highway and Transportation Authority, (NPFG), 5.00%, 7/1/29	2,570	2,603,744

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	396,473

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	110,641

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	221,996

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	2,470	2,755,804

		$31,910,514

Insured – Water and Sewer — 0.3%

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	$4,000	$4,601,920

		$4,601,920

Lease Revenue / Certificates of Participation — 0.8%

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/28	$3,000	$3,886,200

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	2,000	2,570,380

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,830,040

Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,135,350

		$11,421,970

Other Revenue — 6.0%

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2017, 5.00%, 5/1/42(2)	$7,000	$7,958,370

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2018, 5.00%, 5/1/42(2)	4,500	5,221,935

Black Belt Energy Gas District, AL, 0.41%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(3)	5,000	4,919,050

Buckeye Tobacco Settlement Financing Authority, OH, 4.00%, 6/1/37	2,000	2,437,380

Buckeye Tobacco Settlement Financing Authority, OH, 4.00%, 6/1/38	2,000	2,424,120

Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/36	2,000	2,626,020

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,128,930

13	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	$1,010	$1,137,836

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	1,320	1,430,128

Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(2)	1,465	1,688,149

Kalispel Tribe of Indians, WA, Series B, 5.00%, 1/1/32(2)	1,000	1,152,320

Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 5.00%, 2/1/40(2)	4,550	4,876,963

Main Street Natural Gas, Inc., GA, 0.846%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(3)	5,500	5,511,550

Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 0.49%, (SIFMA + 0.45%), 6/1/22 (Put Date), 11/1/26(3)	8,295	8,287,783

Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(2)	1,775	1,998,260

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,094,090

New York City Cultural Resources Trust, NY, (Lincoln Center for the Performing Arts, Inc.), 4.00%, 12/1/35	1,250	1,526,288

New York City Cultural Resources Trust, NY, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31	3,750	5,259,900

Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	5,200	6,606,444

Southeast Alabama Gas Supply District, (Project No. 2), 0.946%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(3)	3,000	2,997,270

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 0.845%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(3)	4,430	4,416,045

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, Prerefunded to 2/25/21, 5.00%, 12/15/30	100	109,437

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.182%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(3)	1,000	1,005,150

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	754,729

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,617,997

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	826,714

		$82,012,858

Senior Living / Life Care — 9.7%

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$512,990

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	605	643,684

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	$350	$384,857

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	351,382

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	518,830

Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/33	500	564,950

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	1,963,169

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	1,320	1,489,554

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/23	450	473,909

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/24	705	753,039

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/26	770	839,662

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/27	425	467,283

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 3.25%, 11/15/25	1,500	1,515,225

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.00%, 11/15/27	285	317,929

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.00%, 11/15/28	300	333,069

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.00%, 11/15/29	315	348,069

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.00%, 11/15/30	330	363,545

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.125%, 11/15/40	260	281,923

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	300	324,291

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	662,886

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/38	550	571,940

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	1,210	1,345,217

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/24	525	570,817

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/25	300	333,648

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/26	350	397,520

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/27	400	463,116

District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	1,000	1,019,160

14	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/29	$195	$219,744

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/30	500	559,800

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/39	370	401,587

Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	233,888

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	131,716

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	465	485,176

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/51	1,000	1,041,680

Howard County, MD, (Vantage House), 5.00%, 4/1/21	169	169,490

Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,570	1,632,078

Howard County, MD, (Vantage House), 5.00%, 4/1/36	2,035	2,106,835

Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	420,342

Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,605	1,691,124

Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,075	2,370,397

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/23	700	739,550

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/24	915	984,723

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	711,516

Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	30	30,962

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(2)	1,200	1,353,588

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/30	1,500	1,720,695

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/32	395	446,879

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/33	865	970,513

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/34	1,280	1,428,224

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35	310	343,517

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/46	1,480	1,651,325

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/30	200	222,726

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/31	150	166,350

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/32	$200	$220,890

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/33	100	110,078

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/34	200	219,346

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/35	350	383,303

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/36	350	382,694

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/37	300	327,474

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/38	300	326,955

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	195	199,594

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	2,029,406

National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(2)	920	964,234

National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(2)	560	592,805

National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(2)	1,725	1,830,553

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/25	1,000	1,104,830

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/26	1,040	1,149,439

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/27	1,095	1,207,916

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/29	1,205	1,326,368

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	691,942

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/30	430	505,052

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/31	670	784,670

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/32	295	344,657

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/33	305	355,142

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/34	195	226,184

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/39	3,075	3,529,239

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/49	8,875	10,064,516

15	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/29	$1,335	$1,391,350

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 5.25%, 1/1/54	250	266,913

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/28	255	288,479

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/30	1,300	1,462,045

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/31	775	905,921

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	650	756,983

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,465	2,818,777

Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/39	400	442,528

Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(2)	1,540	1,624,007

Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/27	250	294,290

Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/28	270	316,786

Santa Fe, NM, (El Castillo Retirement Residences), 5.00%, 5/15/34	650	726,329

Santa Fe, NM, (El Castillo Retirement Residences), 5.00%, 5/15/39	480	530,880

South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/34	600	650,574

South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 5.00%, 4/1/44	1,285	1,438,776

South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 5.00%, 4/1/49	1,510	1,681,430

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/28	1,675	1,842,048

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	1,000	1,097,790

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/38	2,000	2,161,060

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	300	321,816

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/54	1,000	1,058,650

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	$1,930	$2,240,614

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	5,225	5,878,020

St. Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	995	1,046,690

Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	579,030

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	5,251,617

Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(2)	3,000	3,035,160

Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/28	540	611,685

Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/29	400	451,740

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/23	1,690	1,762,095

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/25	745	799,355

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/26	585	634,286

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	547,015

Washington Housing Finance Commission, (Bayview Manor Homes), 4.00%, 7/1/26(2)	1,105	1,150,161

Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(2)	750	811,605

Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(2)	250	265,688

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/27(2)	840	947,864

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/28(2)	445	507,523

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/29(2)	460	522,873

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(2)	500	557,295

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39(2)	750	827,212

Wayzata, MN, (Folkestone Senior Living Community), 3.25%, 8/1/29	500	505,785

Wayzata, MN, (Folkestone Senior Living Community), 3.375%, 8/1/30	425	431,294

Wayzata, MN, (Folkestone Senior Living Community), 3.75%, 8/1/36	250	255,360

16	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Wayzata, MN, (Folkestone Senior Living Community), 3.75%, 8/1/37	$500	$508,455

Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/38	175	179,783

Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/39	125	128,416

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/31	350	377,801

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/32	250	269,253

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/33	350	376,467

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/34	100	107,528

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/35	100	107,459

Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	2,410	2,514,835

Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	3,390	3,605,028

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/25	500	526,570

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/26	685	719,421

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/27	1,015	1,063,882

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/29	1,365	1,461,369

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/30	500	534,510

		$133,101,552

Special Tax Revenue — 3.9%

Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,684,470

Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	1,000	1,139,870

Baltimore, MD, (Harbor Point), 3.25%, 6/1/31(2)	220	228,422

Baltimore, MD, (Harbor Point), 3.30%, 6/1/32(2)	250	257,883

Baltimore, MD, (Harbor Point), 3.35%, 6/1/33(2)	270	278,826

Baltimore, MD, (Harbor Point), 3.40%, 6/1/34(2)	285	294,585

Baltimore, MD, (Harbor Point), 3.45%, 6/1/35(2)	310	321,011

Baltimore, MD, (Harbor Point), 3.50%, 6/1/39(2)	650	664,885

Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	73,944

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/36	1,360	1,447,638

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/37	$650	$690,014

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/39	905	960,449

Illinois Sports Facilities Authority, 5.00%, 6/15/28	2,000	2,340,280

Illinois, Sales Tax Revenue, 4.00%, 6/15/27	1,065	1,186,048

Illinois, Sales Tax Revenue, 4.00%, 6/15/28	2,170	2,403,709

Illinois, Sales Tax Revenue, 4.00%, 6/15/29	8,280	9,116,280

Irving, TX, Hotel Occupancy Tax Revenue, 5.00%, 8/15/31	225	257,180

Irving, TX, Hotel Occupancy Tax Revenue, 5.00%, 8/15/33	300	339,720

Irving, TX, Hotel Occupancy Tax Revenue, 5.00%, 8/15/35	150	168,929

Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	851,321

Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	2,031,148

Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,262,739

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	4,996,880

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	4,881	5,565,365

Sales Tax Securitization Corp., IL, 5.00%, 1/1/30	2,000	2,617,640

San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/34	1,615	1,935,222

South Village Community Development District, FL, 2.00%, 5/1/21	100	100,387

South Village Community Development District, FL, 2.125%, 5/1/22	100	101,191

South Village Community Development District, FL, 2.375%, 5/1/23	100	102,859

South Village Community Development District, FL, 2.50%, 5/1/24	100	104,097

South Village Community Development District, FL, 2.75%, 5/1/25	100	106,305

South Village Community Development District, FL, 3.25%, 5/1/27	100	108,638

South Village Community Development District, FL, 4.35%, 5/1/26	420	443,554

Sparks, NV, (Legends at Sparks Marina), 2.75%, 6/15/28(2)	3,250	3,326,212

St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	990	953,944

Winter Garden Village at Fowler Groves Community Development District, FL, 3.75%, 5/1/31	4,000	4,204,080

		$53,665,725

Student Loan — 0.8%

Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$693,852

17	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan (continued)

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/22	$1,000	$1,066,000

Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	500	544,045

New Jersey Higher Education Student Assistance Authority, (AMT), 3.35%, 12/1/29	7,610	8,110,357

		$10,414,254

Transportation — 13.4%

Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/32	$1,690	$2,170,281

Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/33	1,720	2,199,622

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/34	1,700	2,100,384

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/35	3,300	4,065,831

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	3,910	4,803,279

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	1,715	2,101,853

Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	409,902

Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	594,925

Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	651,750

Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	886,545

Central Texas Regional Mobility Authority, 5.00%, 1/1/29	600	707,484

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	7,255	8,398,896

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,117,990

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,830,400

Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/26	3,950	4,591,124

Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/27	4,475	5,243,313

Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/27	2,425	2,862,882

Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/30	790	904,653

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	565,350

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/30	6,955	8,670,381

Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(2)	17,925	17,505,376

Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	257,650

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Hawaii, Airports System Revenue, 5.00%, 7/1/33	$10,000	$13,375,600

Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,414,112

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/30	1,000	1,274,930

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/32	1,000	1,263,880

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/33	2,000	2,515,180

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/34	1,800	2,255,922

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	3,105	3,710,910

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,196,530

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/34	1,710	2,148,940

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/36	2,515	3,144,731

Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/26	1,230	1,418,707

Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/44	500	567,915

Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	750	847,162

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,330	1,658,882

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/29	1,470	1,855,507

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	909,938

Miami-Dade County, FL, Aviation Revenue, 4.00%, 10/1/39	1,675	2,018,844

Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,171,800

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/34	5,000	5,705,400

New Jersey Turnpike Authority, 5.00%, 1/1/32	4,520	5,163,829

New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,803,088

New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,867,072

New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,158,930

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	1,705	1,926,957

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	235	264,669

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	1,175	1,331,369

18	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

North Texas Tollway Authority, 5.00%, 1/1/30	$1,000	$1,205,900

Pennsylvania Turnpike Commission, 5.00%, 12/1/37	6,000	7,611,900

Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/30	2,140	2,653,814

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/33(4)	2,080	2,744,643

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34(4)	2,200	2,886,906

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35(4)	2,000	2,611,160

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/36(4)	2,150	2,796,225

Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,300	2,673,865

Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/32	1,500	1,928,220

Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/33	1,405	1,797,754

Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,510	1,926,262

San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/27	1,500	1,873,995

San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/41	5,000	6,043,100

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,862,830

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	1,000	1,283,410

		$184,510,659

Water and Sewer — 0.6%

Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	$445	$521,469

Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	454,420

Coldwater Local Development Finance Authority, MI, Series B, (AMT), 5.00%, 12/1/27	505	588,416

Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	3,039,052

San Francisco City and County Public Utilities Commission, CA, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/37	2,575	3,035,127

		$7,638,484

Total Tax-Exempt Municipal Securities — 84.7% (identified cost $1,085,847,842)		$1,162,530,581

Taxable Municipal Securities — 4.3%
Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 0.2%

Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,099,220

		$2,099,220

General Obligations — 1.9%

Atlantic City, NJ, 7.00%, 3/1/28	$2,910	$3,409,211

Chicago, IL, 7.375%, 1/1/33	3,250	4,219,052

Chicago, IL, 7.75%, 1/1/42	3,811	4,300,180

Chicago, IL, 7.781%, 1/1/35	2,600	3,534,752

Lakeside School District No. 9, AR, 1.10%, 4/1/31(4)	2,295	2,249,513

Lakeside School District No. 9, AR, 1.45%, 4/1/34(4)	2,390	2,351,258

Metropolitan Government of Nashville and Davidson County, TN, 1.386%, 7/1/30(4)	4,250	4,262,070

Scottsdale, AZ, 1.47%, 7/1/34(4)	1,080	1,071,684

Scottsdale, AZ, 1.57%, 7/1/35(4)	550	545,402

		$25,943,122

Hospital — 0.6%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$7,250	$8,145,737

		$8,145,737

Insured – General Obligations — 0.8%

Addison Fire Protection District No. 1, IL, (BAM), 1.642%, 12/30/29(4)	$560	$575,730

Addison Fire Protection District No. 1, IL, (BAM), 1.942%, 12/30/31(4)	505	519,145

Addison Fire Protection District No. 1, IL, (BAM), 2.402%, 12/30/34(4)	400	410,552

Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,923	7,922,091

Sterling, IL, (BAM), 2.45%, 11/1/34	740	759,077

Sterling, IL, (BAM), 2.65%, 11/1/36	1,325	1,358,364

		$11,544,959

Insured – Hospital — 0.1%

Oklahoma Development Finance Authority, (OU Medicine), (AGM), 4.65%, 8/15/30	$1,500	$1,770,015

		$1,770,015

Insured – Special Tax Revenue — 0.2%

Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	$1,030	$1,098,474

19	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	$350	$363,479

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	543,089

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	554,095

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	552,290

		$3,111,427

Senior Living / Life Care — 0.1%

Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$1,450	$1,490,121

		$1,490,121

Special Tax Revenue — 0.3%

Louisiana, Highway Improvement Revenue, 1.592%, 6/15/30(4)	$400	$405,632

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.65%, 7/1/21	500	505,060

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.80%, 7/1/22	1,000	1,032,070

Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	335	335,657

Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 1.406%, 7/1/29(4)	2,500	2,533,975

		$4,812,394

Water and Sewer — 0.1%

Honolulu City and County, HI, Wastewater System Revenue, 1.473%, 7/1/30	$750	$755,235

		$755,235

Total Taxable Municipal Securities — 4.3% (identified cost $55,216,914)		$59,672,230

Total Investments — 90.1% (identified cost $1,156,040,969)		$1,237,464,555

Other Assets, Less Liabilities — 9.9%		$135,724,842

Net Assets — 100.0%		$1,373,189,397

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At January 31, 2021, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	11.9%

Others, representing less than 10% individually	78.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2021, 9.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.3% of total investments.

(1)	Amount is less than 0.05%.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $130,838,015 or 9.5% of the Fund’s net assets.

(3)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(4)	When-issued/delayed delivery security.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	–	United States Dollar

20	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2021

Investments, at value (identified cost, $1,156,040,969)	$1,237,464,555

Cash	138,268,815

Interest receivable	10,315,825

Receivable for investments sold	44,510,121

Receivable for Fund shares sold	2,471,545

Total assets	$1,433,030,861

Liabilities

Payable for when-issued/delayed delivery securities	$55,457,655

Payable for Fund shares redeemed	2,833,290

Distributions payable	387,057

Payable to affiliates:

Investment adviser and administration fee	671,292

Distribution and service fees	60,462

Accrued expenses	431,708

Total liabilities	$59,841,464

Net Assets	$1,373,189,397

Sources of Net Assets

Paid-in capital	$1,285,377,084

Distributable earnings	87,812,313

Net Assets	$1,373,189,397

Class A Shares

Net Assets	$128,723,155

Shares Outstanding	10,113,701

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.73

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$13.36

Class C Shares

Net Assets	$39,101,013

Shares Outstanding	3,073,173

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$12.72

Class I Shares

Net Assets	$1,205,365,229

Shares Outstanding	94,572,931

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.75

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

21	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2021

Interest	$20,977,477

Dividends	172,465

Total investment income	$21,149,942

Expenses

Investment adviser and administration fee	$3,993,800

Distribution and service fees

Class A	161,718

Class C	202,575

Trustees’ fees and expenses	33,773

Custodian fee	151,173

Transfer and dividend disbursing agent fees	204,158

Legal and accounting services	63,458

Printing and postage	30,337

Registration fees	60,739

Interest expense and fees	1,667

Miscellaneous	123,272

Total expenses	$5,026,670

Net investment income	$16,123,272

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$20,064,092

Net realized gain	$20,064,092

Change in unrealized appreciation (depreciation) —

Investments	$22,627,087

Net change in unrealized appreciation (depreciation)	$22,627,087

Net realized and unrealized gain	$42,691,179

Net increase in net assets from operations	$58,814,451

22	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020

From operations —

Net investment income	$16,123,272	$32,567,573

Net realized gain (loss)	20,064,092	(5,867,471)

Net change in unrealized appreciation (depreciation)	22,627,087	2,513,103

Net increase in net assets from operations	$58,814,451	$29,213,205

Distributions to shareholders —

Class A	$(1,393,304)	$(2,725,376)

Class C	(284,550)	(647,375)

Class I	(14,586,492)	(28,898,436)

Total distributions to shareholders	$(16,264,346)	$(32,271,187)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$10,464,090	$33,587,569

Class C	1,207,363	8,321,332

Class I	150,113,073	541,100,650

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,248,161	2,499,134

Class C	246,928	514,318

Class I	12,275,157	24,283,320

Cost of shares redeemed

Class A	(17,163,393)	(34,220,640)

Class C	(4,778,272)	(13,958,348)

Class I	(239,601,579)	(446,174,826)

Net asset value of shares converted

Class A	741,010	483,395

Class C	(741,010)	(483,395)

Net increase (decrease) in net assets from Fund share transactions	$(85,988,472)	$115,952,509

Net increase (decrease) in net assets	$(43,438,367)	$112,894,527

Net Assets

At beginning of period	$1,416,627,764	$1,303,733,237

At end of period	$1,373,189,397	$1,416,627,764

23	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Financial Highlights

	Class A

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020		2019	2018	2017	2016

Net asset value — Beginning of period	$12.330		$12.310		$11.880	$11.960	$12.250	$11.490

Income (Loss) From Operations

Net investment income	$0.133	(1)	$0.262	(1)	$0.277 (1)	$0.251 (1)	$0.236	$0.218

Net realized and unrealized gain (loss)	0.402		0.018	(2)	0.427	(0.084)	(0.239)	0.760

Total income (loss) from operations	$0.535		$0.280		$0.704	$0.167	$(0.003)	$0.978

Less Distributions

From net investment income	$(0.135)		$(0.260)		$(0.274)	$(0.247)	$(0.236)	$(0.218)

From net realized gain	—		—		—	—	(0.051)	—

Total distributions	$(0.135)		$(0.260)		$(0.274)	$(0.247)	$(0.287)	$(0.218)

Net asset value — End of period	$12.730		$12.330		$12.310	$11.880	$11.960	$12.250

Total Return(3)	4.37	%(4)	2.32%		6.02%	1.41%	0.04%	8.59%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$128,723		$129,416		$127,094	$116,961	$112,632	$154,283

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(5)	0.92	%(6)	0.92%		0.94%	0.93%	0.96%	0.97%

Interest and fee expense(7)	0.00	%(6)(8)	0.00	%(8)	—	—	—	—

Total expenses(5)	0.92	%(6)	0.92%		0.94%	0.93%	0.96%	0.97%

Net investment income	2.13	%(6)	2.15%		2.32%	2.11%	2.02%	1.85%

Portfolio Turnover	17	%(4)	56%		34%	30%	53%	58%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(8)	Amount is less than 0.005%.

24	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Financial Highlights — continued

	Class C

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020		2019	2018	2017	2016

Net asset value — Beginning of period	$12.330		$12.300		$11.870	$11.960	$12.250	$11.480

Income (Loss) From Operations

Net investment income	$0.087	(1)	$0.171	(1)	$0.188 (1)	$0.161 (1)	$0.146	$0.129

Net realized and unrealized gain (loss)	0.391		0.027	(2)	0.426	(0.093)	(0.239)	0.770

Total income (loss) from operations	$0.478		$0.198		$0.614	$0.068	$(0.093)	$0.899

Less Distributions

From net investment income	$(0.088)		$(0.168)		$(0.184)	$(0.158)	$(0.146)	$(0.129)

From net realized gain	—		—		—	—	(0.051)	—

Total distributions	$(0.088)		$(0.168)		$(0.184)	$(0.158)	$(0.197)	$(0.129)

Net asset value — End of period	$12.720		$12.330		$12.300	$11.870	$11.960	$12.250

Total Return(3)	3.89	%(4)	1.64%		5.23%	0.57%	(0.71)%	7.87%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$39,101		$41,939		$47,617	$51,587	$54,001	$47,302

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(5)	1.67	%(6)	1.67%		1.69%	1.69%	1.71%	1.72%

Interest and fee expense(7)	0.00	%(6)(8)	0.00	%(8)	—	—	—	—

Total expenses(5)	1.67	%(6)	1.67%		1.69%	1.69%	1.71%	1.72%

Net investment income	1.38	%(6)	1.40%		1.57%	1.35%	1.27%	1.09%

Portfolio Turnover	17	%(4)	56%		34%	30%	53%	58%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(8)	Amount is less than 0.005%.

25	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Financial Highlights — continued

	Class I

	Six Months Ended January 31, 2021 (Unaudited)		Year Ended July 31,
			2020		2019	2018	2017	2016

Net asset value — Beginning of period	$12.350		$12.320		$11.900	$11.980	$12.270	$11.500

Income (Loss) From Operations

Net investment income	$0.149	(1)	$0.293	(1)	$0.306 (1)	$0.282 (1)	$0.265	$0.248

Net realized and unrealized gain (loss)	0.401		0.028	(2)	0.418	(0.085)	(0.239)	0.770

Total income from operations	$0.550		$0.321		$0.724	$0.197	$0.026	$1.018

Less Distributions

From net investment income	$(0.150)		$(0.291)		$(0.304)	$(0.277)	$(0.265)	$(0.248)

From net realized gain	—		—		—	—	(0.051)	—

Total distributions	$(0.150)		$(0.291)		$(0.304)	$(0.277)	$(0.316)	$(0.248)

Net asset value — End of period	$12.750		$12.350		$12.320	$11.900	$11.980	$12.270

Total Return(3)	4.49	%(4)	2.66%		6.19%	1.67%	0.29%	8.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,205,365		$1,245,273		$1,129,022	$840,654	$630,358	$501,541

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(5)	0.67	%(6)	0.67%		0.69%	0.68%	0.71%	0.72%

Interest and fee expense(7)	0.00	%(6)(8)	0.00	%(8)	—	—	—	—

Total expenses(5)	0.67	%(6)	0.67%		0.69%	0.68%	0.71%	0.72%

Net investment income	2.38	%(6)	2.40%		2.56%	2.37%	2.27%	2.09%

Portfolio Turnover	17	%(4)	56%		34%	30%	53%	58%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(8)	Amount is less than 0.005%.

26	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

27

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at January 31, 2021. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2021, the Fund had no Floating Rate Notes outstanding. For the six months ended January 31, 2021, the Fund’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $293,478 and 1.13%, respectively.

In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of January 31, 2021.

The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to January 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

28

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $14,479,931 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2020, $12,134,740 are short-term and $2,345,191 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,156,783,484

Gross unrealized appreciation	$81,473,424

Gross unrealized depreciation	(792,353)

Net unrealized appreciation	$80,681,071

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM), a wholly-owned subsidiary of Eaton Vance Corp., as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $500 million, 0.575% from $500 million up to $1 billion, 0.55% from $1 billion up to $2.5 billion and at reduced rates on daily net assets of $2.5 billion or more, and is payable monthly. For the six months ended January 31, 2021, the investment adviser and administration fee amounted to $3,993,800 or 0.58% (annualized) of the Fund’s average daily net assets. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2021, EVM earned $3,802 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,322 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2021. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2021 amounted to $161,718 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended January 31, 2021, the Fund paid or accrued to EVD $151,931 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2021 amounted to $50,644 for Class C shares.

29

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2021, the Fund was informed that EVD received approximately $2,000 and $3,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $226,596,397 and $387,776,673, respectively, for the six months ended January 31, 2021.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020

Sales	845,298	2,755,631

Issued to shareholders electing to receive payments of distributions in Fund shares	100,496	204,632

Redemptions	(1,384,698)	(2,835,592)

Converted from Class C shares	59,676	39,693

Net increase (decrease)	(379,228)	164,364

Class C	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020

Sales	97,316	681,942

Issued to shareholders electing to receive payments of distributions in Fund shares	19,898	42,165

Redemptions	(385,820)	(1,153,964)

Converted to Class A shares	(59,719)	(39,709)

Net decrease	(328,325)	(469,566)

Class I	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020

Sales	12,101,885	44,448,190

Issued to shareholders electing to receive payments of distributions in Fund shares	986,806	1,986,723

Redemptions	(19,340,917)	(37,230,570)

Net increase (decrease)	(6,252,226)	9,204,343

30

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2021.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$14,786,667	$—	$14,786,667

Tax-Exempt Mortgage-Backed Securities	—	475,077	—	475,077

Tax-Exempt Municipal Securities	—	1,162,530,581	—	1,162,530,581

Taxable Municipal Securities	—	59,672,230	—	59,672,230

Total Investments	$—	$1,237,464,555	$—	$1,237,464,555

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

11  Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may have been deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement, and, where applicable, any related sub-advisory agreement. On November 24, 2020, the Fund’s Board approved a new investment advisory and administrative agreement. The new investment advisory and administrative agreement was approved by Fund shareholders at a joint special meeting of shareholders held on February 18, 2021, and became effective upon the consummation of the transaction on March 1, 2021.

31

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Municipal Opportunities Fund.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Municipal Opportunities Fund	Eaton Vance Management	None

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

32

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Board of Trustees’ Contract Approval — continued

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

33

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Board of Trustees’ Contract Approval — continued

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

34

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Board of Trustees’ Contract Approval — continued

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any

35

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Board of Trustees’ Contract Approval — continued

undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

36

Eaton Vance

Municipal Opportunities Fund

January 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers including auditors, accountants, and legal counsel. Eaton Vance may share your personal information with our affiliates. Eaton Vance may also share your information as required or permitted by applicable law.

•	We have adopted a Privacy Program we believe is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to your information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance WaterOak Advisors, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7778    1.31.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 22, 2021